                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                         ENDED AUGUST 31, 1998

LONG TERM INVESTING IN A SHORT-TERM WORLD(SM)

California Tax-Free Income Fund
Michigan Tax-Free Income Fund
Ohio Tax-Free Income Fund
Texas Tax-Free Income Fund

Kemper State Tax-Free
Income Series
                                           "...In a year marked by rapid changes
                                     across the globe in financial asset prices,
                                  municipal bonds performed well, and they still
                             represent an extremely attractive investment. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
ECONOMIC OVERVIEW
6
PERFORMANCE UPDATE
8
TERMS TO KNOW
9
CALIFORNIA'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
17
MICHIGAN'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
21
OHIO'S
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS

AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED AUGUST 31, 1998 (UNADJUSTED FOR ANY SALES CHARGE)

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------


                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                      8.56%
CLASS B                                                      7.79%
CLASS C                                                      7.21%
LIPPER CALIFORNIA TAX-FREE INCOME FUNDS CATEGORY AVERAGE*    8.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------


                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                      8.91%
CLASS B                                                      8.16%
CLASS C                                                      8.18%
LIPPER MICHIGAN TAX-FREE INCOME FUNDS CATEGORY AVERAGE*      8.02%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------


                                  [BAR GRPAH]
--------------------------------------------------------------------------------

CLASS A                                                      8.57%
CLASS B                                                      7.69%
CLASS C                                                      7.70%
LIPPER OHIO TAX-FREE INCOME FUNDS CATEGORY AVERAGE*          7.82%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------


                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                      8.65%
CLASS B                                                      7.67%
CLASS C                                                      7.79%
LIPPER TEXAS TAX-FREE INCOME FUNDS CATEGORY AVERAGE*         7.81%
--------------------------------------------------------------------------------



RETURNS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 CALIFORNIA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS A               $7.65     $7.52
--------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS B               $7.66     $7.52
--------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS C               $7.60     $7.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 MICHIGAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE
    INCOME FUND CLASS A              $10.46    $10.19
--------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE
    INCOME FUND CLASS B              $10.46    $10.18
--------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE
    INCOME FUND CLASS C              $10.46    $10.18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 OHIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME
    FUND CLASS A                     $10.54    $10.22
--------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME
    FUND CLASS B                     $10.54    $10.22
--------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME
    FUND CLASS C                     $10.54    $10.22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TEXAS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     AS OF     AS OF
                                    8/31/98   8/31/97
--------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME
    FUND CLASS A                     $10.68    $10.42
--------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME
    FUND CLASS B                     $10.67    $10.42
--------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME
    FUND CLASS C                     $10.68    $10.42
--------------------------------------------------------------------------------

CONTENTS
26
TEXAS'
PERFORMANCE UPDATE,
PORTFOLIO STATISTICS
AND PORTFOLIO
OF INVESTMENTS
30
REPORT OF
INDEPENDENT AUDITORS
31
FINANCIAL STATEMENTS
34
NOTES TO
FINANCIAL STATEMENTS
39
FINANCIAL HIGHLIGHTS



AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' LIPPER RANKINGS AS OF 8/31/98*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL DEBT CATEGORY
--------------------------------------------------------------------------------

                  CLASS A          CLASS B             CLASS C
--------------------------------------------------------------------------------
1-YEAR             #49 of           #86 of              #100 of
                  104 funds        104 funds           104 funds
--------------------------------------------------------------------------------
5-YEAR             #19 of             N/A                 N/A
                  58 funds
--------------------------------------------------------------------------------
10-YEAR            #9 of              N/A                 N/A
                  30 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN MUNICIPAL DEBT CATEGORY
--------------------------------------------------------------------------------

                  CLASS A          CLASS B             CLASS C
--------------------------------------------------------------------------------
1-YEAR             #7 of            #30 of              #29 of
                  55 funds         55 funds            55 funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO MUNICIPAL DEBT CATEGORY
--------------------------------------------------------------------------------

                  CLASS A          CLASS B             CLASS C
--------------------------------------------------------------------------------
1-YEAR             #7 of            #30 of              #30 of
                  51 funds         51 funds            51 funds
--------------------------------------------------------------------------------
5-YEAR             #1 of              N/A                 N/A
                  33 funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TEXAS MUNICIPAL DEBT CATEGORY
--------------------------------------------------------------------------------

                  CLASS A          CLASS B             CLASS C
--------------------------------------------------------------------------------
1-YEAR             #5 of            #15 of              #12 of
                  20 funds         20 funds            20 funds
--------------------------------------------------------------------------------
5-YEAR             #1 of              N/A                 N/A
                  8 funds
--------------------------------------------------------------------------------

* Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Rankings are historical and do not reflect future performance.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------
THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF AUGUST 31, 1998.

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

                              CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:              $.3641    $.3014    $.2962
--------------------------------------------------------------------------------
AUGUST DIVIDEND:              $.0277    $.0231    $.0228
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:           4.21%     3.50%     3.49%
--------------------------------------------------------------------------------
SEC YIELD+:                   3.75%     3.07%     3.17%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:         6.57%     5.38%     5.55%
--------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 42.9% (COMBINED
CALIFORNIA STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:             $.4332    $.3509    $.3522
--------------------------------------------------------------------------------
AUGUST DIVIDEND:             $.0348    $.0275    $.0287
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:          3.86%     3.05%     3.18%
--------------------------------------------------------------------------------
SEC YIELD+:                  3.60%     2.97%     3.00%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:        5.99%     4.94%     4.99%
--------------------------------------------------------------------------------
BASED ON A MARGINAL TAX RATE OF 39.9% (COMBINED
MICHIGAN STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:             $.4668    $.3824    $.3828
--------------------------------------------------------------------------------
AUGUST DIVIDEND:             $.0400    $.0332    $.0336
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:          4.41%     3.66%     3.70%
--------------------------------------------------------------------------------
SEC YIELD+:                  3.79%     3.15%     3.17%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:        6.45%     5.36%     5.39%
--------------------------------------------------------------------------------
BASED ON A MARGINAL INCOME TAX RATE OF 41.2%
(COMBINED OHIO STATE AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------

                             CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:             $.4919    $.4055    $.4084
--------------------------------------------------------------------------------
AUGUST DIVIDEND:             $.0404    $.0331    $.0338
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:          4.39%     3.60%     3.67%
--------------------------------------------------------------------------------
SEC YIELD+:                  3.81%     3.17%     3.17%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:        6.06%     5.04%     5.04%
--------------------------------------------------------------------------------
BASED ON A 37.1% MARGINAL FEDERAL INCOME
TAX RATE
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on August 31, 1998. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 1998 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax. Yields and distribution rates are historical and will fluctuate.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS BACHELOR OF ARTS AND PH.D. DEGREES IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $239 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS.

DEAR SHAREHOLDERS,

The third quarter of 1998 ended on a mildly positive note with the Federal Reserve Board (the Fed) reducing interest rates by 1/4 of a point to 5.25 percent. While some investors were disappointed by the small size of the adjustment, it nevertheless provided a moment of relief after several stormy months. Economic and political instability in Russia, terrorist bombings and U.S. retaliation overseas, lingering effects of the "contagion" in Asia, not to mention weak corporate profits and political scandal in the United States were responsible for considerable uncertainty and market volatility. A series of market dips and drops continued to fuel the debate about whether we would finally see the end of our long-running bull market -- or even plummet into a recession.

     The Fed's mid-September bank credit survey indicated that domestic banks are tightening credit standards for both large and small borrowers. This suggests a reduction in the supply of credit going forward with subsequent negative impacts on employment growth and capital spending. In this sense, there is the beginning of a credit crunch starting in U.S. bank credit markets.

     But investors should find comfort in the fact that economic fundamentals continue to favor financial assets in the U.S. -- particularly Treasury bonds. In a nutshell, the nation's economy remains strong despite its slowdown in the second half of the year. Short-term interest rates are expected to remain low for the remainder of the year. There are no major tax or regulatory threats waiting in the wings. And our economy continues to draw investors from around the world, although perhaps not as fervently as last year.

     The nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, is expected to have grown at an annualized rate of 2 percent in the third quarter of 1998. Faster growth can be attributed to several one-time factors, including a domestic correction in inventory levels and the end of the General Motors strike.

     Real capital spending and employment growth have remained solid. Consumer confidence remains fairly high. Home sales remain robust. Economic policy continues to support the nation's fiscal budget surplus projection of $65 billion.

     As far as inflation goes, there are two tales to be told. Prices for consumer goods, as measured by the consumer price index (CPI), are steady. Compare this to prices for services, which have risen between 2.5 and 3.5 percent. For investors, this difference in pricing flexibility translates into a difference in profit expectations. Profits of domestic service firms should be much stronger than commodity producers dependent on export markets.

     Across the Atlantic, Europe's economy appears to be growing at an even pace as the region progresses toward the Economic and Monetary Union (EMU) slated for January 1, 1999. One effect of the union may be a slight rise in short-term interest rates in Europe -- not because there will be an overt change in policy, but simply because of the convergence of some very disparate interest rates. The average rate will likely be higher than the relatively attractive rate the German Central Bank currently offers, for example.

     In Asia, which has been making headlines around the world for more than a year now, the latest news is from Japan, which recently installed a new prime minister as well as a new finance minister. Much discussion will be focused on changes in Japan's economic policy, particularly in terms of taxation and banking reform -- and patience is in order. Most of the changes in taxation will impact Japan in the first half of 1999. But as far as banking reform goes, those of us familiar with bank reform in the U.S. know that this will be a two- to five-year process. Certainly, investors are looking to Japan to spark recovery for Asia as a whole, which continues to suffer from the "contagion" of low currency values, seriously reduced consumer spending and general economic malaise.

     Indeed, while its full effects remain to be seen -- and felt -- by the majority of American businesses and individuals, the Asian economic crisis has contributed to the general uncertainty of the emotion-driven U.S. markets. Whether it's an economic crisis abroad or political scandal at home, current events move the investors who move the markets.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]


                                       NOW (9/30/98)        6 MONTHS AGO          1 YEAR AGO        2 YEARS AGO
10-YEAR TREASURY RATE(1)                    5.46                 5.57                 6.3               6.64
PRIME RATE (2)                              8.5                  8.5                  8.5               8.25
INFLATION RATE(3)*                          1.68                 1.44                 2.22              2.88
THE U.S. DOLLAR(4)                          8.19                 4.88                 8.76              3.32
CAPITAL GOODS ORDERS(5)*                    2.81                 8.1                  8.2               8.2
INDUSTRIAL PRODUCTION(5)*                   1.82                 4.31                 5.03              3.3
EMPLOYMENT GROWTH(6)                        2.68                 2.57                 2.6               2.13

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. in the last five years, inflation has been as high as 6 percent. the low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of August 31, 1998.

SOURCE:  ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

  One might conclude that, as a result of 1998's slow corporate profit growth and turmoil in Russia and Asia, the psychology of the markets is shifting -- even some of Wall Street's most resolute bulls appear to be reconsidering their long-held convictions. But with the economy's strong fundamentals in place, the outlook for a bear market is premature. In any case, prudent investors are wise to watch for the following economic warning signs: inflation in the form of rising wages and/or prices; residual fallout from Asia, which could appear in the form of reduced sales and earnings for American businesses; and a continued widening of our trade deficit, an imbalance caused by heightened American demand for foreign goods and services. In the months to come, investors are likely to maintain their bias in favor of investments that have historically been considered more conservative: larger capitalization stocks, U.S. Treasuries and only the highest-grade corporate bonds.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ John E. Silvia

JOHN E. SILVIA

October 9, 1998

PERFORMANCE UPDATE

[MIER PHOTO]

CHRISTOPHER MIER JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1986 AND IS THE MANAGING DIRECTOR. MIER IS THE LEAD PORTFOLIO MANAGER OF KEMPER CALIFORNIA TAX-FREE INCOME FUND, KEMPER OHIO TAX- FREE INCOME FUND AND KEMPER TEXAS TAX-FREE INCOME FUND. MIER RECEIVED A B.A. DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE HIS M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

[BRENNAN PHOTO]

ELEANOR R. BRENNAN IS THE LEAD PORTFOLIO MANAGER OF KEMPER MICHIGAN TAX-FREE INCOME FUND. BRENNAN JOINED SCUDDER KEMPER INVESTMENTS IN MARCH 1995 AND IS A VICE PRESIDENT. PRIOR TO JOINING SCUDDER KEMPER, BRENNAN WAS AN ASSISTANT PORTFOLIO MANAGER FOR AN UNAFFILIATED INVESTMENT MANAGEMENT FIRM FROM 1993 TO 1995. SHE RECEIVED HER B.A. IN ECONOMICS FROM URSINUS COLLEGE AND AN M.S. IN FINANCE FROM DREXEL UNIVERSITY. BRENNAN IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

MUNICIPAL BONDS IN GENERAL AND THE KEMPER STATE TAX-FREE INCOME SERIES IN PARTICULAR PERFORMED WELL DURING THE PAST TWELVE MONTHS. BELOW, CO-PORTFOLIO MANAGER CHRIS MIER DISCUSSES THE FORCES THAT AFFECTED THE MUNICIPAL BOND MARKET, AND HOW THE FUNDS WERE POSITIONED IN RESPONSE.

Q     CHRIS, THE LAST YEAR APPEARS TO HAVE BEEN A PERIOD OF UNUSUALLY STRONG
PERFORMANCE FOR MUNICIPAL BONDS. IN FACT, THE AVERAGE MUNICIPAL BOND FUND RETURNED 8.20 PERCENT AS MEASURED BY THE LIPPER GENERAL MUNICIPAL DEBT CATEGORY, WHICH WAS EVEN BETTER THAN THE STOCK MARKET'S 8.12 PERCENT AS MEASURED BY THE S&P 500*. WHAT FACTORS WERE RESPONSIBLE FOR THIS PERFORMANCE?

A     The last year was somewhat unusual because factors outside the U.S. played a significant role in the performance of municipal bonds. The market was impacted first by developments in Asia, then in Latin America and Russia.

      Before the fiscal year began, news about potential economic and currency problems in Asian countries had been circulating for a while. Investors began to realize that the outsized growth experienced by these countries -- particularly Hong Kong, Thailand, Malaysia and Indonesia -- was fueled largely by intense speculation by investors worldwide. This support reversed itself in the summer of 1997 and came to a head in October as the Hong Kong stock market imploded. A series of foreign currency devaluations followed.

      However, the problems abroad led to strong performance by government bonds here in the U.S. Investors opted for the relatively safe haven of Treasuries, and demand drove Treasury bond prices sharply higher. At the same time, investors expected cheaper foreign goods to put a damper on U.S. inflation, and lower exports to impede U.S. economic growth. This suggested lower interest rates in the future, a positive for bonds.

      In 1998, Latin American countries also started to experience problems, and most recently, Russia effectively devalued the ruble. This continuing turmoil further increased demand for U.S. government bonds, and the result was that Treasuries staged a powerful rally in August as the fiscal year drew to a close.

* THE STANDARD AND POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY CONSIDERED REPRESENTATIVE OF THE U.S. STOCK MARKET.

Q     DID MUNICIPAL BONDS ENJOY THE SAME KIND OF RALLY?

A     To an extent, yes. But one factor that impeded the muni market's progress was very heavy issuance. Lower interest rates increased the supply of municipal bonds in two ways:

1) New issues -- new bond offerings flooded the market as local governments tried to capitalize on low interest rates to beef up infrastructure such as highways and water/sewer projects.

2) Refinancing bonds -- when rates decline, municipal issuers look to refinance their debt, just like private homeowners refinance their mortgages when rates fall. So municipal governments issued new lower-yielding bonds to replace the higher-yielding ones.

      If the current rate of issuance keeps up, 1998 will be a record year in terms of municipal bond issuance.

      Much of this supply has been sopped up by hedge funds and "crossover" buyers, primarily

PERFORMANCE UPDATE


investors who usually buy taxable bonds, but who have recognized the outstanding value in municipals. Such "non-traditional" buyers have helped offset the glut of issuance.

Q     HOW DID YOU RESPOND TO THE MARKET'S CONDITIONS?

A     Primarily, we adjusted the duration of the funds to help position them to perform. Duration, as you may know, is an indication of a portfolio's sensitivity to changes in interest rates. If you expect the market to rally and interest rates go down, you want to lengthen duration to help the funds participate as much as possible. If you expect interest rates to trend up, you want to shorten duration to help lessen the negative effects.

      As the fiscal year began, we had been keeping the duration of the funds neutral. That continued through October, when global stock markets went into a tailspin. After that, we began to lengthen duration because we expected a flight to quality to increase demand for government bonds and to force interest rates lower.

      In January, market yields appeared to be near a low, so we moved back to a neutral stance until late into the summer of 1998. During the first half of the year, the domestic economy still appeared strong, and the Federal Reserve's policy reflected a bias to keep interest rates stable to help guard against inflation. But in June, investors began to see signs that U.S. economic growth was slowing and that troubles abroad would likely impede strong domestic growth. So we lengthened durations of the funds through July and August, which put us in a position to benefit when the market rallied strongly in August.

      Overall, we did well adjusting duration in advance of the market's moves, which helped us post good returns despite an overabundance of supply. In fact, all four funds (Class A shares, unadjusted for any sales charge) covered in this report significantly outpaced their Lipper category average for the year. (See page 2 for one-year Total Returns).

Q     YOU MENTIONED THAT CROSSOVER BUYERS HAVE BEGUN TO "RECOGNIZE THE
OUTSTANDING VALUE IN MUNICIPALS." WHAT OUTSTANDING VALUE DO YOU MEAN?

A     Municipal bonds offer attractive value right now for several reasons.
First, the heavy supply of municipal bonds has kept yields from declining as fast as Treasuries. Thus, at the end of August, municipal bonds offered nearly the same yield as Treasuries. Second, that relatively high yield doesn't even take into account the tax advantage. And third, because municipal bonds give you a better real return, that is, what you have left after taking into account the effects of inflation.

      Finally, municipal bonds are not currently experiencing some of the credit problems other markets -- such as those for corporate bonds or emerging markets bonds -- are facing.

Q     SO YOUR OUTLOOK FOR THE MUNI MARKET IS PRETTY BRIGHT AT THIS POINT.

A     We're very optimistic about the prospects for municipal bonds. Municipal bonds not only performed well during the year, they still represent an extremely attractive investment. Their value versus other fixed income securities is only one reason. There are others. For example, the strong economy and low interest rates have increased tax revenues and allowed municipal government to strengthen their balance sheets. In our experience, credit quality has never been better for many states.

      In addition, the Federal Reserve may lower interest rates in the near future if the U.S. economy appears to be stalling. That would mean lower rates for money market fund investors, and investors who currently have billions of dollars in assets on the sidelines may recognize that munis appear to be the best value in the fixed-income market right now. Demand from such investors could spark a significant rally.

      And finally, the volatility in other markets over the last 12 months has shown the importance of diversification. Because the stock market has advanced strongly over the last three years, many investors' portfolios may have become a little stock-heavy. They may want to take some money out of stocks and put it in bonds to rebalance their portfolios, and muni bonds right now may be a smart choice for many such investors.

TERMS TO KNOW

FLIGHT-TO-QUALITY BUYING A term describing when investors move assets from foreign equity and foreign bond securities to U.S. Treasuries and other high quality securities in times of global economic uncertainty.

TOTAL RETURN A fund's total return figure measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and represents the aggregate percentage or dollar value change over the period.

CROSSOVER BUYERS Newcomers to a particular market who do not usually buy securities in that market, but who are drawn by attractive, often temporary values.


NOTES

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                    1-YEAR   5-YEAR   10-YEAR   LIFE OF CLASS
------------------------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS A              3.73%    5.09%    7.76%         8.75%      (since 2/17/83)
------------------------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS B              4.79      N/A      N/A          6.41       (since 5/31/94)
------------------------------------------------------------------------------------------------
    KEMPER CALIFORNIA TAX-FREE
    INCOME FUND CLASS C              7.21      N/A      N/A          6.57       (since 5/31/94)
------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper California Tax-Free Income Fund Class A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 2/17/83 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                        California      Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       A(1)        Index+        Index++
2/17/83                    10000         10000         10000
                            9602          9994         10000
                            9550         10043         10163
                            9893         10322         10286
                            9880         10243         10347
                           10138         10523         10480
                            9767         10128         10592
                           10174         10818         10725
                           10672         11323         10756
                           11127         11779         10868
                           12236         12767         10991
                           12123         12575         11062
                           13019         13591         11164
                           14090         14967         11113
                           14122         14875         11185
                           14759         15674         11256
                           15407         16217         11287
                           15752         16609         11450
                           15630         16158         11593
                           15130         15757         11747
                           16053         16460         11788
                           16244         17027         11900
                           16603         17357         12053
                           16902         17802         12237
                           17259         18133         12308
                           17389         18254         12492
                           18732         19334         12676
                           18653         19347         12768
12/31/89                   19238         20090         12880
                           19239         20179         13146
                           19696         20651         13269
                           19458         20662         13555
                           20526         21554         13667
                           20890         22041         13790
                           21342         22512         13892
                           22260         23387         14014
                           22870         24171         14086
                           22912         24242         14229
                           23795         25162         14321
                           24314         25832         14433
                           24755         26302         14494
                           25786         27278         14668
                           26705         28171         14750
                           27752         29124         14821
12/31/93                   27870         29533         14893
                           26614         27911         15036
                           26714         28226         15117
                           26783         28412         15260
                           26341         28006         15291
                           28364         29985         15465
                           28900         30708         15577
                           29563         31590         15649
                           31471         32894         15679
                           30505         32499         15904
                           30777         32747         16006
                           31617         33498         16118
                           32409         34351         16200
                           32153         34269         16343
                           33286         35450         16374
                           34294         36518         16466
                           35194         37509         16476
                           35536         37941         16568
                           35965         38519         16650
8/31/98                    36774         39212         16670

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper California Tax-Free Income Fund Class B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 5/31/94 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                        California      Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       B(1)        Index+        Index++
5/31/94                     10000        10000         10000
                          10041.8         9942         10034
                             9961        10007         10129
                           9717.1         9864         10149
                          10486.7        10561         10264
                          10852.1        10816         10339
                          10838.1        11126         10386
12/31/95                  11575.9        11586         10407
                          11196.6        11446         10556
                            11180        11534         10624
                          11461.2        11798         10698
12/31/96                  11817.6        12099         10753
                          11766.9        12070         10847
                          12137.4        12486         10868
                          12411.9        12862         10929
                          12726.8        13211         10936
                          12840.1        13363         10997
                          12968.4        13567         11051
8/31/98                     13025        13811         11064

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper California Tax-Free Income Fund Class C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 5/31/94 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                        California      Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       C(1)        Index+        Index++
5/31/94                    10000         10000         10000
                            9933          9942         10034
                            9938         10007         10129
                            9754          9864         10149
                           10481         10561         10264
                           10658         10816         10339
                           10877         11126         10386
12/31/95                   11556         11586         10407
                           11161         11446         10556
                           11237         11534         10624
                           11518         11798         10698
12/31/96                   11782         12099         10753
                           11666         12070         10847
                           12052         12486         10868
                           12357         12862         10929
                           12653         13211         10936
                           12732         13363         10997
                           12857         13567         11051
8/31/98                    13112         13811         11064

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

KEMPER CALIFORNIA TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    REVENUE BONDS                           69%                     79%
--------------------------------------------------------------------------------
    U.S. GOVERNMENT SECURED                 11                       9
--------------------------------------------------------------------------------
    GENERAL OBLIGATION BONDS                20                       5
--------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                    --                       7
--------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                        ON 8/31/98              ON 8/31/97
QUALITY

--------------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    AAA                                     60%                     44%
--------------------------------------------------------------------------------
    AA                                       9                      12
--------------------------------------------------------------------------------
    A                                       15                      20
--------------------------------------------------------------------------------
    BBB                                     12                      18
--------------------------------------------------------------------------------
    BB                                      --                       2
--------------------------------------------------------------------------------
    NOT RATED                                4                       4
--------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                       ON 8/31/98              ON 8/31/97

YEARS TO MATURITY

--------------------------------------------------------------------------------
                                       ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------------
    1-10 YEARS                              13%                     12%
--------------------------------------------------------------------------------
    11-20 YEARS                             55                      44
--------------------------------------------------------------------------------
    +21 YEARS                               32                      44
--------------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]              [PIE CHART]
                                       ON 8/31/98                ON 8/31/97

AVERAGE MATURITY

--------------------------------------------------------------------------------
                                       ON 8/31/98                ON 8/31/97
--------------------------------------------------------------------------------
AVERAGE MATURITY                       16.8 years                17.7 years
--------------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1998
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                   ISSUER                                        PRINCIPAL
                                                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------
                     Fullerton Redev. Agcy., Local Government Finance Auth.,
                       Rev., 7.70%, to be called 2-1-99 @ 102                      $ 4,360      $ 4,524
                     --------------------------------------------------------------------------------------
                     Orange County, Unified School District, Certificates of
                       Participation, Rev., 6.875%, to be called 6-1-99 @ 102        2,620        2,739
                     --------------------------------------------------------------------------------------
                     City of Los Angeles, Harbor Department, Rev., 8.70%, to be
                       called 9-1-99 @ 100                                           2,500        2,631
                     --------------------------------------------------------------------------------------
                     City of San Bernardino, Joint Powers Financing Auth., Lease
                       Rev., 7.15%, to be called 9-1-99 @ 102                        4,250        4,491
                     --------------------------------------------------------------------------------------
                     Coronado Community Dev. Agcy., Tax Allocation, Rev., 7.25%,
                       to be called 9-1-99 @ 102                                     4,500        4,760
                     --------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Eskaton Properties, Inc., Rev., 7.45%, to be called 5-1-00
                         @ 102                                                       4,800        5,187
                       Children's Hospital, Rev., 7.50%, to be called 10-1-00 @
                         102                                                         3,600        3,950
                     --------------------------------------------------------------------------------------
                     University of California, Housing System Rev., 6.75%, to be
                       called 11-1-00 @ 102                                          1,515        1,640
                     --------------------------------------------------------------------------------------
                     City and County of San Francisco, Gen. Oblig., 6.50%, to be
                       called 12-15-00 @ 100                                         1,000        1,064
                     --------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 7.60%, to be called
                       3-1-01 @ 102                                                  3,965        4,359
                     --------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, Santa Clara,
                       Rev., 7.875%, to be called 6-1-01 @ 102                       4,055        4,565
                     --------------------------------------------------------------------------------------
                     City of San Bernardino, Sisters of Charity Health Care
                       System Rev., 7.00%, to be called 7-1-01 @ 102                14,500       16,047
                     --------------------------------------------------------------------------------------
                     Yosemite Community College District, Certificates of
                       Participation, Rev., 7.75%, to be called 7-1-01 @ 102         1,540        1,689
                     --------------------------------------------------------------------------------------
                     Westminster Redev. Agcy., Westminster Commercial Redev.
                       Proj., Tax Allocation, Rev., 7.30%, to be called 8-1-01 @
                       102                                                           2,500        2,798
                     --------------------------------------------------------------------------------------
                     City of Sacramento, Municipal Utility District, Electric,
                       Rev., 6.75%, to be called 9-1-01 @ 102                        6,020        6,662
                     --------------------------------------------------------------------------------------
                     Santa Clarita Public Financing Auth., Local Agcy., Rev.,
                       6.75%, to be called 10-1-01 @ 102                             2,750        3,042
                     --------------------------------------------------------------------------------------
                     Riverside County, Public Facilities Financing, Certificates
                       of Participation, Rev., 6.875%, to be called 11-1-01 @ 102    3,000        3,338
                     --------------------------------------------------------------------------------------
                     Fresno Health Facilities, Holy Cross Health Systems, St.
                       Agnes Medical Center, Rev., 6.50% and 6.625%, to be called
                       6-1-02 @ 102                                                  3,500        3,906
                     --------------------------------------------------------------------------------------
                     Lemon Grove Community Dev. Agcy., Tax Allocation, Rev.,
                       6.65% and 6.90%, to be called 8-1-02 @ 102                    2,500        2,822
                     --------------------------------------------------------------------------------------
                     Educational Facilities Auth., Mills College Rev., 6.875%, to
                       be called 9-1-02 @ 102                                        1,775        2,009
                     --------------------------------------------------------------------------------------
                     Central Valley Financing Auth., Carson Ice-Gen. Proj., Rev.,
                       6.10%, to be called 7-1-03 @ 102                              8,700        9,702
                     --------------------------------------------------------------------------------------
                     Snowline Joint Unified School District, Certificates of
                       Participation, Rev., 6.30% and 6.40%, to be called 7-1-03
                       @ 102                                                         3,695        4,158
                     --------------------------------------------------------------------------------------
                     City and County of San Francisco, Redev. Agcy., Hotel Tax
                       Rev., 6.75%, to be called 7-1-04 @ 102                        3,705        4,320
                     --------------------------------------------------------------------------------------
                     City of Sacramento, Cogeneration Auth., Procter & Gamble
                       Proj., Rev., 6.50%, to be called 7-1-05 @ 102                 7,750        9,009
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                   ISSUER                                        PRINCIPAL
                                                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     City of Los Angeles, Convention and Exhibit Center,
                       Certificates of Participation, Rev., 9.00%, to be called
                       12-1-05 @ 100                                               $ 1,000     $  1,317
                     --------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric No. 1, 7.00%,
                       to be called 1-1-16 @ 100                                       210          266
                     --------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--10.8%                                  110,995
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
                     Department of Water, Project Rev., 4.75%, 2029                 11,040       10,588
                     --------------------------------------------------------------------------------------
                     Education Facilities Auth.:
                       Chiropractic College, 5.10% to 5.75%, 2005 through 2017       2,570        2,714
                       Pooled College and University Project, Rev., 5.50%, 2011      2,790        3,043
                       Stanford University, Rev., 5.20%, 2027                       10,000       10,178
                       University of San Francisco, Rev., 6.00%, 2016                6,640        7,337
                     --------------------------------------------------------------------------------------
                     Gen. Oblg., 5.00% to 6.50%, 2010 through 2016                  12,780       14,586
                     --------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Adventist Health System West, Rev., 6.50%, 2007 and 2011      5,750        6,197
                       Catholic Healthcare Facilities Finance Auth., Rev., 5.75%
                         and 6.00%, 2010 and 2025                                   16,970       18,684
                       Kaiser Permanante, Rev., zero coupon to 7.00%, 2009
                         through 2025                                               19,090       16,799
                       Small Facilities Loan, Insured Health Facility Rev.,
                         6.70%, 2011                                                 1,200        1,305
                       Southern California Presbyterian Homes, Rev., 6.70%, 2011     2,000        2,149
                       Sutter Health Series, Rev., 5.50%, 2012                       5,410        5,852
                       Unihealth America, Rev., 7.625%, 2015                           745          762
                     --------------------------------------------------------------------------------------
                     Housing Finance Agcy., Home Mortgage Rev., 6.875% to 8.00%,
                       2010 through 2030                                            22,800       24,384
                     --------------------------------------------------------------------------------------
                     Residential Efficiency Financing Auth., Rev., 5.50% and
                       6.00%, 2017 and 2012                                          5,970        6,476
                     --------------------------------------------------------------------------------------
                     State Colleges and Universities:
                       San Diego State University, Rev., 5.625%, 2024                4,210        4,498
                       University of California, Housing System Rev., 5.65% and
                         5.70%, 2012 and 2013                                       13,110       14,270
                     --------------------------------------------------------------------------------------
                     State Public Works Board of the State of California:
                       California Science Center, Rev., 5.25%, 2022                  3,000        3,047
                       California State University, Rev., 5.375% and 5.00%, 2016
                         and 2017                                                    8,115        8,375
                       Department of Corrections, 5.50% to 7.40%, 2010 through
                         2015                                                       19,585       21,955
                       University of California, Rev., 5.50%, 2014                   8,915        9,738
                     --------------------------------------------------------------------------------------
                     Statewide Communities Dev. Auth.:
                       Arc of San Diego, Certificates of Participation, Rev.,
                         5.625%, 2020 and 2021                                       6,475        6,797
                       Cedars-Sinai Medical Center, Rev., 6.50%, 2012               20,205       23,305
                       Diablo Health Systems, Certificates of Participation,
                         5.50%, 2012                                                 4,000        4,374
                       San Gabriel Valley Medical Center, Rev., 5.50%, 2014          6,750        7,207
                       Triad Healthcare, Rev., 5.80%, 2000                           4,205        4,376
                     --------------------------------------------------------------------------------------
                     Alameda Public Financing Auth., Rev., 6.375%, 2014              2,000        2,060
                     --------------------------------------------------------------------------------------
                     Anaheim Public Financing Auth., Lease Rev., zero coupon,
                       2018 through 2021                                            31,760       10,943
                     --------------------------------------------------------------------------------------
                     Bellflower Certificates of Participation, Civic Center and
                       Capital Improvement, Rev., 7.20%, 2019                        1,880        1,981
                     --------------------------------------------------------------------------------------
                     Benicia Unified School District, Gen. Oblg., zero coupon,
                       2017 through 2022                                            23,785        7,919
                     --------------------------------------------------------------------------------------
                     Big Bear Lake, Water Rev., 6.00%, 2015 and 2022                15,405       17,796
                     --------------------------------------------------------------------------------------
                     Burbank Unified School District, Gen. Oblg., zero coupon,
                       2011 through 2014                                            10,795        5,399
                     --------------------------------------------------------------------------------------
                     Cabrillo Unified School District, Gen. Oblg., zero coupon,
                       2019 and 2021                                                 9,500        3,169
                     --------------------------------------------------------------------------------------
                     Campbell Unified School District, Gen. Oblg., zero coupon,
                       2018                                                          3,000        1,119
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                   ISSUER                                        PRINCIPAL
                                                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Carlsbad County Unified School District, Gen Oblg., zero
                       coupon, 2007 through 2022                                   $36,130   $   15,897
                     --------------------------------------------------------------------------------------
                     City of Carson Redev. Agcy., Proj. No. 1, Tax Allocation,
                       Rev., 6.00%, 2016                                             3,350        3,528
                     --------------------------------------------------------------------------------------
                     City of Concord Redev. Agcy., Central Concord Proj., Tax
                       Allocation, Rev., 8.00%, 2018                                    40           41
                     --------------------------------------------------------------------------------------
                     City of Fresno:
                       Unified School District, Gen. Oblg., 6.40%, 2016              2,000        2,383
                       Sewer Rev., 4.75%, 2026                                       5,705        5,512
                     --------------------------------------------------------------------------------------
                     City of Long Beach, Water Rev., 5.75%, 2015                     1,725        1,935
                     --------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Community Redev. Agcy., Tax Allocation, Rev., 5.50%, 2017     1,260        1,364
                       Department of Airports, Ontario International Airport,
                         Rev., 5.90%, 2012                                           3,290        3,585
                       Harbor Department, Rev., 5.375% and 6.25%, 2023 and 2026      8,845        9,283
                       Wastewater System, Rev., 5.00%, 2015                          5,580        5,666
                     --------------------------------------------------------------------------------------
                     City of Oakland:
                       Building Auth., Lease Rev., 5.50%, 2014                       6,970        7,505
                       Housing Finance Rev., 7.10%, 2010                             1,455        1,539
                     --------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 5.85%, 2021              2,325        2,483
                     --------------------------------------------------------------------------------------
                     City of Sacramento:
                       Cogeneration Auth., Cogeneration Proj. Rev., 5.25%, 2015      5,755        5,984
                       Cogeneration Auth., Power Auth., Rev., 6.00%, 2022            5,000        5,374
                       Cogeneration Auth., Procter & Gamble Proj., Rev., 6.375%,
                         2010                                                        5,000        5,651
                       Finance Auth., Lease Rev., 5.00% and 5.40%, 2014 and 2020    15,000       15,685
                       Municipal Utility District, Electric Rev., 6.20% and
                         6.50%, 2006 and 2013                                        2,270        2,629
                     --------------------------------------------------------------------------------------
                     City of Salinas, Certificates of Participation, Rev.,
                       5.625%, 2017                                                  2,000        2,082
                     --------------------------------------------------------------------------------------
                     City of San Diego:
                       Certificates of Participation, Rev., 8.00%, 2002              4,225        4,549
                       Industrial Development, Gas and Electric Company, Rev.,
                         6.10%, 2018                                                 5,000        5,461
                       Redev. Agcy., Tax Allocation, Rev., 6.625%, 2017              2,000        2,256
                       San Ysidro School District, Gen. Oblg., 6.125%, 2021          1,400        1,614
                       Water Utility Funding System, Rev., 5.00%, 2016 through
                         2018                                                       15,685       15,730
                     --------------------------------------------------------------------------------------
                     City of San Jose:
                       Redev. Agcy., Merged Area Redev. Proj., Tax Allocation,
                         Rev., 5.50%, 2014 through 2016                              9,520       10,216
                       Unified School District, Gen. Oblg., zero coupon, 2015 and
                         2017                                                        3,920        1,654
                     --------------------------------------------------------------------------------------
                     City of Torrance:
                       Memorial Hospital Medical Center, Rev., 6.75%, 2012           5,000        5,053
                       Redev. Agcy., 5.60% and 5.625%, 2028                          2,400        2,420
                     --------------------------------------------------------------------------------------
                     City and County of San Francisco:
                       Civic Center Complex, Building Auth., Rev., 5.25%, 2016
                         and 2021                                                   22,210       22,818
                       Rapid Transit Bay Area, Sales Tax Rev., 4.75%, 2023          10,000        9,681
                       Redev. Agcy., Horton Plaza Redev. Proj. Rev., 6.75%, 2015     2,200        2,523
                       San Francisco International Airport, Rev., 5.50% and
                         5.70%, 2011 through 2015                                   20,010       21,339
                     --------------------------------------------------------------------------------------
                     Contra Costa County:
                       County Public Facilities Corp., Certificates of
                         Participation, Rev., 7.80%, 2005                            1,250        1,313
                       Home Mortgage, Rev., 7.75%, 2022                              2,715        3,628
                     --------------------------------------------------------------------------------------
                     Corona-Norco University, Special Tax, Rev., 5.75%, 2014         2,750        3,012
                     --------------------------------------------------------------------------------------
                     Duarte, City of Hope National Medical Center, Certificates
                       of Participation, Rev., 6.25%, 2023                           4,000        4,247
                     --------------------------------------------------------------------------------------
                     East Bay Municipal Utility District, Wastewater System Rev.,
                       5.25%, 2017 through 2019                                      3,335        3,439
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                   ISSUER                                        PRINCIPAL
                                                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Eldorado Public Agcy., Financial Auth., Rev., 5.60%, 2012     $ 6,000   $    6,521
                     --------------------------------------------------------------------------------------
                     Emeryville, Public Financing Auth., Redev. Proj., Rev.,
                       6.50%, 2021                                                  10,255       11,098
                     --------------------------------------------------------------------------------------
                     Escondido Union High School District, Gen. Oblg., zero
                       coupon, 2015 through 2018                                    15,225        6,146
                     --------------------------------------------------------------------------------------
                     Fontana Public Financing Auth., Tax Allocation, Rev., 7.00%,
                       2021                                                          3,900        4,218
                     --------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, DeAnza Campus
                       Center Proj., Certificates of Participation, Rev., 7.35%,
                       2007                                                          1,700        1,883
                     --------------------------------------------------------------------------------------
                     Foothill/Eastern, Transit Corridor Agcy., Toll Road, Rev.,
                       6.00% and 6.50%, 2016 through 2034                           24,350       26,629
                     --------------------------------------------------------------------------------------
                     Foster County Public Financing Auth., Rev., 5.60% and 5.80%,
                       2012 and 2016                                                 2,225        2,373
                     --------------------------------------------------------------------------------------
                     Hawthorne Community Redev. Agcy., Tax Allocation, Rev.,
                       6.625%, 2014                                                  2,000        2,258
                     --------------------------------------------------------------------------------------
                     Hollister Joint Powers Financing Auth., Sewer System
                       Improvement Proj., Rev., 5.75%, 2011                          3,815        4,031
                     --------------------------------------------------------------------------------------
                     Hollister Redev. Agcy., Tax Allocation, Community Dev.
                       Proj., Rev., 5.375%, 2013                                     2,630        2,823
                     --------------------------------------------------------------------------------------
                     Inglewood Civic Center:
                       Improvement Proj., Certificates of Participation, Rev.,
                         6.50% to 7.00%, 2011 through 2021                           9,525       10,238
                       Public Financing Auth., Rev., 7.00%, 2022                     9,210       10,031
                     --------------------------------------------------------------------------------------
                     Kern High School District, Gen. Oblg., 6.40%, 2012              3,095        3,651
                     --------------------------------------------------------------------------------------
                     Laguna Salada Unified School District, zero coupon, 2017
                       through 2020                                                  8,215        2,958
                     --------------------------------------------------------------------------------------
                     Las Virgenes, Unified School District, Gen. Oblg., zero
                       coupon, 2013 through 2015                                     5,890        2,696
                     --------------------------------------------------------------------------------------
                     Loma Linda, University Medical Center, Rev., 7.00%, 2015        2,500        2,641
                     --------------------------------------------------------------------------------------
                     Los Angeles County:
                       Metropolitan Transportation Auth., Sales Tax Rev., 5.625%
                         to 6.00%, 2015 through 2023                                15,785       17,209
                       Transportation Commission, Sales Tax Rev., 7.00% to 7.40%,
                         2019 and 2015                                              18,405       19,297
                       Unified School District, Gen. Oblg., 5.375 to 6.00%, 2012
                         through 2016                                               29,260       33,066
                     --------------------------------------------------------------------------------------
                     Los Banos, Certificates of Participation, Rev., 6.00%, 2019     2,100        2,178
                     --------------------------------------------------------------------------------------
                     Lucia Mar Unified School District, Gen. Oblg., zero coupon,
                       2016                                                          1,000          415
                     --------------------------------------------------------------------------------------
                     Manhattan Beach Unified School District, Gen. Oblg., zero
                       coupon, 2021 and 2022                                         9,320        2,894
                     --------------------------------------------------------------------------------------
                     Martinez, Multiple Lenders, Home Mortgage, Rev., 10.375%,
                       2002                                                             30           33
                     --------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California, Rev.,
                       5.75%, 2021                                                   2,000        2,248
                     --------------------------------------------------------------------------------------
                     Midpeninsula Regulatory Open Space, Financial Auth., Rev.,
                       5.75%, 2011                                                   1,950        2,140
                     --------------------------------------------------------------------------------------
                     Mill Valley Certificates of Participation, The Redwoods,
                       Rev., 5.75%, 2020                                             3,230        3,435
                     --------------------------------------------------------------------------------------
                     Modesto Irrigation District Financing Auth., Domestic Water
                       Proj., Rev., 5.12% and 6.00%, 2014 and 2015                  11,395       12,277
                     --------------------------------------------------------------------------------------
                     Mojave, Water Improvement District, Morongo Basin, Rev.,
                       5.60%, 2012                                                   2,500        2,724
                     --------------------------------------------------------------------------------------
                     Montebello:
                       Community Redev. Agcy., Montebello Hills Redev., Tax
                         Allocation, Rev., 7.50%, 2010                               3,750        3,895
                       Unified School District, Rev., zero coupon, 2012 and 2013     3,835        1,918
                     --------------------------------------------------------------------------------------
                     Moreno Valley, Towngate Community Facilities:
                       District 87-1, Improvement Area No. 1, Special Tax Rev.,
                         7.125%, 2023                                                2,810        2,966
                       Special Tax, Rev., 6.50%, 2009                                3,670        3,949
                     --------------------------------------------------------------------------------------
                     Murrieta Valley Unified School District, Gen. Oblg., zero
                       coupon, 2015                                                  3,530        1,536
                     --------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric No. 1, Rev.,
                       5.00%, 2017 and 2018                                          8,475        8,501
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                   ISSUER                                        PRINCIPAL
                                                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Orange County, Recovery Certificates of Participation, Rev.,
                       5.70% and 6.00%, 2010 and 2026                              $17,000   $   18,708
                     --------------------------------------------------------------------------------------
                     Palmdale School District, Certificates of Participation,
                       Gen. Oblg., zero coupon, 2019 through 2023                    4,420        1,402
                     --------------------------------------------------------------------------------------
                     Paramount, Unified School District, Gen. Oblg., 5.125%, 2019    3,000        3,030
                     --------------------------------------------------------------------------------------
                     Pleasanton Junction Power, Finance Auth., Reassessment Rev.,
                       6.15%, 2012                                                   8,850        9,550
                     --------------------------------------------------------------------------------------
                     Port of Oakland, Port Auth., Rev., 6.40%, 2022                 12,000       13,140
                     --------------------------------------------------------------------------------------
                     Redondo Beach, South Bay, Redev. Proj., Rev., 7.00% and
                       7.125%, 2016 and 2026                                         3,000        3,364
                     --------------------------------------------------------------------------------------
                     Richmond Redev. Tax Allocation, Rev., 5.50%, 2018               2,350        2,496
                     --------------------------------------------------------------------------------------
                     Riverside County, Temecula Valley Unified School District,
                       Gen. Oblg., 5.80%, 2014                                       2,430        2,675
                     --------------------------------------------------------------------------------------
                     Sacramento County, Community Facilities, Special Tax Rev.,
                       5.50% to 6.30%, 2010 through 2021                             6,045        6,249
                     --------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Gen. Oblg.,
                       6.00%, 2012 through 2014                                      4,080        4,698
                     --------------------------------------------------------------------------------------
                     San Bernardino County, West Valley Detention Center,
                       Certificates of Participation, Rev., 6.50%, 2012              8,000        8,822
                     --------------------------------------------------------------------------------------
                     San Bruno Park School District, Gen. Oblg., zero coupon,
                       2014 through 2019                                             5,190        2,133
                     --------------------------------------------------------------------------------------
                     San Joaquin Hills Transportation Corridor Agcy., Toll Road
                       Rev., zero coupon, 2011 through 2026                         70,415       28,740
                     --------------------------------------------------------------------------------------
                     San Juan, M-S-R Public Power Agcy., Rev., 6.75%, 2020           2,000        2,425
                     --------------------------------------------------------------------------------------
                     Santa Clara County:
                       Redev. Agcy., Tax Allocation, Rev., 7.00%, 2010               1,300        1,594
                       Santa Clara, Electric Rev, 5.25%, 2014                        3,325        3,506
                       Transit District Sales Tax Rev., 5.25%, 2021                  8,500        8,643
                       Whisman School District, Gen. Oblg., zero coupon, 2020 and
                         2022                                                        3,000          943
                     --------------------------------------------------------------------------------------
                     Santa Cruz County Housing Auth., Multi-Family Housing, Rev.,
                       7.75%, 2023                                                   2,000        2,122
                     --------------------------------------------------------------------------------------
                     Santa Margarita/Dana Point Auth., Rev., 7.25%, 2012 and 2013    7,075        9,045
                     --------------------------------------------------------------------------------------
                     South Orange County Public Finance Auth., Rev., 7.00%, 2008     1,000        1,223
                     --------------------------------------------------------------------------------------
                     South San Francisco, Capital Improvement Financing Auth.,
                       Conference Center Proj., Rev., 6.125%, 2018                   3,925        4,173
                     --------------------------------------------------------------------------------------
                     Southern California Home Financing Auth., Single Family
                       Mortgage, Rev., 6.75% and 7.35%, 2022 and 2024                1,425        1,505
                     --------------------------------------------------------------------------------------
                     Stockton Community Facilities, Special Tax Rev., 5.65% to
                       6.20%, 2007 through 2015                                      4,640        4,855
                     --------------------------------------------------------------------------------------
                     Sunnyvale, Financing Auth., Wastewater, Refuge and Sludge,
                       Management Facilities, Rev., 6.30%, 2017                      4,000        4,265
                     --------------------------------------------------------------------------------------
                     Temple City, Unified School District, Gen. Oblg., zero
                       coupon, 2015                                                  1,250          546
                     --------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                   ISSUER                                        PRINCIPAL
                                                                                    AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                     Gen. Oblg., 6.50%, 2015                                       $ 4,000   $    4,844
                       Highway and Transportation Auth., Rev., 6.00%, 2018           6,000        6,927
                       Medical and Environmental Facilities, Rev., 5.00% and

                       5.50% 2014 and 2015                                           2,000        2,097
                       Public Improvement, Gen. Oblg., zero coupon, 2015 and 2018    9,000        3,710
                     --------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--87.6%                                   896,767
                     --------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--98.4%
                     (Cost: $936,391)                                                         1,007,762
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.00% to 3.15%
INSTRUMENTS          Due--September 1998
--.8%                (Cost: $8,140)                                                  8,140        8,140
                     --------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--99.2%
                     (Cost: $944,531)                                                         1,015,902
                     --------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--.8%                                 8,370
                     --------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                        $1,024,272
                     --------------------------------------------------------------------------------------

NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $944,531,000 for federal income tax purposes at August 31, 1998, the gross unrealized appreciation was $71,405,000, the gross unrealized depreciation was $34,000 and the net unrealized appreciation on investments was $71,371,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS A         4.01%        6.80%      (since 3/15/95)
-------------------------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS B         5.16         6.92       (since 3/15/95)
-------------------------------------------------------------------------------------------------
    KEMPER MICHIGAN TAX-FREE INCOME FUND CLASS C         8.18         7.44       (since 3/15/95)
-------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper Michigan Tax-Free Income Fund Class A
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         Michigan       Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       A(1)        Index+        Index++
3/15/95                    10000         10000         10000
                            9639         10115         10033
                            9814         10359         10106
                           10096         10656         10152
                           10734         11096         10172
                           10459         10963         10318
                           10460         11047         10384
                           10737         11300         10457
12/31/96                   11026         11588         10510
                           11013         11560         10603
                           11364         11958         10623
                           11691         12319         10683
12/31/97                   12016         12653         10689
                           12134         12799         10749
                           12309         12994         10802
8/31/98                    12563         13227         10815

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper Michigan Tax-Free Income Fund Class B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         Michigan       Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       B(1)        Index+        Index++
3/15/95                     10000        10000         10000
                            10000        10115         10033
                          10509.9        10359         10106
                          10452.9        10656         10152
                          11172.4        11096         10172
                          10867.4        10963         10318
                            10769        11047         10384
                          11025.4        11300         10457
12/31/96                  11392.5        11588         10510
                          11342.3        11560         10603
                          11741.8        11958         10623
                          11997.6        12319         10683
12/31/97                  12321.2        12653         10689
                          12428.5        12799         10749
                          12582.5        12994         10802
8/31/98                   12612.2        13227         10815

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Kemper Michigan Tax-Free Income Fund Class C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 3/15/95 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         Michigan       Lehman
                         Tax-Free      Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond         Price
(Fiscal Year Covered)       C(1)        Index+        Index++
3/15/95                    10000         10000         10000
                           10094         10115         10033
                           10257         10359         10106
                           10529         10656         10152
                           11174         11096         10172
                           10857         10963         10318
                           10847         11047         10384
                           11113         11300         10457
12/31/96                   11387         11588         10510
                           11342         11560         10603
                           11693         11958         10623
                           12008         12319         10683
12/31/97                   12320         12653         10689
                           12439         12799         10749
                           12593         12994         10802
8/31/98                    12825         13227         10815

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

+ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER MICHIGAN TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
REVENUE BONDS                               58%                     59%
--------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                    20                      29
--------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                     16                       6
--------------------------------------------------------------------------
CASH AND EQUIVALENTS                         6                       6
--------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
QUALITY                                 ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
AAA                                         69%                     78%
--------------------------------------------------------------------------
AA                                           8                       6
--------------------------------------------------------------------------
A                                            2                       1
--------------------------------------------------------------------------
BBB                                         11                      12
--------------------------------------------------------------------------
NOT RATED                                   10                       3
--------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
YEARS TO MATURITY                        ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
1-10 YEARS                                  32%                     24%
--------------------------------------------------------------------------
11-20 YEARS                                 38                      45
--------------------------------------------------------------------------
+21 YEARS                                   30                      31
--------------------------------------------------------------------------
                                           100%                    100%

                                      [PIE CHART]              [PIE CHART]
                                      ON 8/31/98                ON 8/31/97
AVERAGE MATURITY

--------------------------------------------------------------------------
                                      ON 8/31/98                ON 8/31/97
--------------------------------------------------------------------------

                                      14.7 years                14.6 years
------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

MICHIGAN TAX-FREE INCOME FUND

(Portfolio of Investments at August 31, 1998)
(DOLLARS IN THOUSANDS)

 ---------------------------------------------------------------------------------------------------
                     ISSUER                                                       PRINCIPAL
                                                                                     AMOUNT VALUE
----------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan, Rev.,
                       7.25%, to be called 10-1-02 @ 102                           $   75     $ 86
                     -------------------------------------------------------------------------------
                     Marysville Public School District,
                       5.75%, to be called 5-1-04 @ 101                                50       55
                     -------------------------------------------------------------------------------
                     Municipal Bond Auth., State Revolving Fund, Rev.,
                       6.50%, to be called 10-1-04 @ 102                               15       17
                     -------------------------------------------------------------------------------
                     Detroit, Gen. Oblg., 6.80%, to be called 4-1-05 @ 101             65       75
                     -------------------------------------------------------------------------------
                     Grandville Public Schools, Gen. Oblg.,
                       6.30%, to be called 5-1-05 @ 101                                25       28
                     -------------------------------------------------------------------------------
                     Kalamazoo, Hospital Finance Auth., Rev.,
                       6.25%, to be called 5-15-05 @ 100                               50       55
                     -------------------------------------------------------------------------------
                     Kent Hospital Finance Auth., Health Care, Rev.,
                       5.75%, to be called 1-15-06 @ 102                              100      112
                     -------------------------------------------------------------------------------
                     Brandon School District, Gen. Oblg, 5.60%, to be called
                       5-1-06 @ 101                                                    50       55
                     -------------------------------------------------------------------------------
                     Lincoln Park School District, Gen. Oblg., 7.00%, to be
                       called 5-1-06 @ 101                                            100      119
                     -------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--13.4%                                 602
                     -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
----------------------------------------------------------------------------------------------------
                     Building Auth., Rev., zero coupon to 6.25%, 2005 through
                       2020                                                           235      183
                     -------------------------------------------------------------------------------
                     Higher Education:
                       Calvin College Facilities Project Auth., Rev., 5.55%, 2017      75       77
                       Student Loan Auth., Rev., 5.75%, 2013                           50       54
                     -------------------------------------------------------------------------------
                     Hospital Finance Auth.:
                       Chelsea Community, Hospital, Rev., 5.375%, 2019                 50       50
                       Gratiot Community Hospital, Rev., 6.10%, 2007                   50       54
                       St. John Hospital and Medical Center, Rev., 6.00%, 2010        100      114
                     -------------------------------------------------------------------------------
                     Housing Dev. Auth.:
                       Limited Oblg., Green Hill Proj., Rev., 5.45%, 2011              20       21
                       Rental Housing Rev., 5.75%, 2014                                15       15
                       Rev., 6.05%, 2027                                               50       52
                     -------------------------------------------------------------------------------
                     Municipal Bond Auth.:
                       Drinking Water Revolving Fund, Rev., 5.25%, 2016                75       78
                       Local Government Bond Rev., 6.00%, 2013                         10       11
                     -------------------------------------------------------------------------------
                     Regents of the University of Michigan:
                       Construction and Renovation Proj., Student Fee Bonds,Rev.,
                       5.50%, 2013                                                     10       11
                       Housing Rev., 5.50%, 2014                                       50       53
                     -------------------------------------------------------------------------------
                     Trunk Line Fund, Rev., zero coupon and 5.50%, 2010 and 2018      175      139
                     -------------------------------------------------------------------------------
                     Underground Storage Tank Financial Assurance Auth., Rev.,
                       5.75%, 2010                                                     50       55
                     -------------------------------------------------------------------------------
                     Allegan Public Schools, Gen. Oblg., 6.50%, 2007                  100      116
                     -------------------------------------------------------------------------------
                     Brandon School District, Gen. Oblg., 5.125%, 2008                 55       59
                     -------------------------------------------------------------------------------
                     Caledonia Community Schools, Gen. Oblg., 5.75% and 5.50%,
                       2012 and 2022                                                  100      105
                     -------------------------------------------------------------------------------
                     Chippewa County, Hospital Finance Auth., Rev., 5.625%, 2014       80       82
                     -------------------------------------------------------------------------------
                     Clarkston Community Schools, Gen. Oblg., 6.25%, 2005              50       56
                     -------------------------------------------------------------------------------
                     Clinton Water & Sewer Disposal System, Rev., 5.00%, 2013          50       51
                     -------------------------------------------------------------------------------
                     Detroit:
                       Economic Improvements Auth., Gen. Oblg., 5.50%, 2007            50       54
                       Local Dev. Finance Auth., Rev., 5.20%, 2010                     70       73
                     Sewer Disposal Supply System, Rev., 5.00%, 2022                   50       50
                     Water Supply System, Rev., 6.25%, 2012                            50       55
                     -------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------
                     ISSUER                                                    PRINCIPAL
                                                                                  AMOUNT   VALUE
----------------------------------------------------------------------------------------------------
                     Economic Dev. Corp. of Dickinson County, Pollution Control,
                       Rev., 5.85%, 2018                                           $ 50     $ 52
                     -------------------------------------------------------------------------------
                     Genessee County, Sewage Disposal System No. 3, Rev., 7.00%,
                       2005                                                          60       70
                     -------------------------------------------------------------------------------
                     Grand Rapids:
                      Community College, Gen. Oblg., 5.00%, 2022                     50       50
                      Downtown Dev. Auth., Rev., zero coupon, 2013                   10        5
                      Sewer, Dev. Auth., Rev., 5.50%, 2022                           75       82
                     -------------------------------------------------------------------------------
                     Greater Detroit Resource Recovery Auth., Rev., 6.25%, 2008      85       99
                     -------------------------------------------------------------------------------
                     Grosse Ile Township Schools, Gen. Oblg., 6.25%, 2006           100      114
                     -------------------------------------------------------------------------------
                     Gull Lake Community Schools, Gen. Oblg., 5.25%, 2021             5        5
                     -------------------------------------------------------------------------------
                     Hillsdale Hospital, Finance Auth., Rev., 5.25%, 2026            50       49
                     -------------------------------------------------------------------------------
                     Huron School District, Gen. Oblg., zero coupon, 2005            20       15
                     -------------------------------------------------------------------------------
                     Jackson County, Wastewater Disposal Facility, Gen. Oblg.,
                       7.25%, 2005                                                   75       89
                     -------------------------------------------------------------------------------
                     Lansing Building Auth., Gen. Oblg., zero coupon, 2014          105       49
                     -------------------------------------------------------------------------------
                     Livonia Public Schools, Gen. Oblg., zero coupon, 2006           20       14
                     -------------------------------------------------------------------------------
                     Macomb County, L'Anse Creuse Public Schools, Gen. Oblg.,
                       5.50%, 2007                                                   50       55
                     -------------------------------------------------------------------------------
                     Marquette City Hospital Finance Auth., Rev., 5.875%, 2011       85       93
                     -------------------------------------------------------------------------------
                     Michigan Strategic Fund Ltd. Rev., 5.75%, 2018                 100      100
                     -------------------------------------------------------------------------------
                     Monroe County, Pollution Control Rev., 6.55%, 2024             100      111
                     -------------------------------------------------------------------------------
                     North Branch Area Schools, Gen. Oblg., 5.375%, 2021              5        5
                     -------------------------------------------------------------------------------
                     Oakland County:
                      Avondale School District, Gen. Oblg., 5.75%, 2022              75       80
                      Birmingham Public Schools, Gen. Oblg., 5.75%, 2011             15       16
                      Drainage District, Rev., 6.40%, 2016                           15       17
                     -------------------------------------------------------------------------------
                     Ottawa County, Spring Lake Public Schools, Gen. Oblg.,
                       5.625%, 2017                                                  50       53
                     -------------------------------------------------------------------------------
                     Redford Union Schools, District No. 1, Gen. Oblg., 6.375%,
                       2010                                                         100      118
                     -------------------------------------------------------------------------------
                     Richmond Community School District, Gen. Oblg., 5.60%, 2022     25       26
                     -------------------------------------------------------------------------------
                     Romulus Community Schools, Gen. Oblg., zero coupon, 2005        15       11
                     -------------------------------------------------------------------------------
                     Saginaw Valley State University, Rev., 5.25%, 2019              50       51
                     -------------------------------------------------------------------------------
                     Tawas, Hospital Finance Auth., Rev., 5.75%, 2023                75       76
                     -------------------------------------------------------------------------------
                     Wayne Charter County Airport, Rev., 5.00%, 2022                 50       49
                     -------------------------------------------------------------------------------
                     Wyandotte, Electric Rev., 6.25%, 2017                           45       49
                     -------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth., Rev., 6.50% and zero coupon, 2006
                         and 2017                                                   225      147
                       Facilities Financing Auth., Mennonite General Hospital
                         Project, Rev.,
                         6.50%, 2018                                                 75       82
                       Gen. Oblg., 5.50%, 2009                                       15       17
                       Highway and Transportation Auth., Rev., 6.25%, 2016           75       89
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                        30       33
                     -------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 6.00%, 2022                                             75       78
                     -------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--82.9%                              3,717
                     -------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--96.3%
                     (Cost: $4,056)                                                        4,319
                     -------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--3.7%                           168
                     -------------------------------------------------------------------------------
                     NET ASSETS--100%                                                     $4,487
                     -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Based on the cost of investments of $4,056,000 for federal income tax purposes at August 31, 1998, the gross unrealized and net appreciation on investments was $263,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                             1-YEAR   5-YEAR   LIFE OF CLASS
---------------------------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME FUND CLASS A
                                              3.70%    5.45%       6.40%       (since 3/22/93)
---------------------------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME FUND CLASS B
                                              4.69      N/A        6.53        (since 5/31/94)
---------------------------------------------------------------------------------------------------
    KEMPER OHIO TAX-FREE INCOME FUND CLASS C
                                              7.70      N/A        6.91        (since 5/31/94)
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Kemper Ohio Tax-Free Income Fund Class A
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 3/22/93 to 8/31/98
--------------------------------------------------------------------------------


                          Kemper
                         Ohio Tax-      Lehman
                           Free        Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond          Price
(Fiscal Year Covered)       A(1)        Index+         Index++
--------------------------------------------------------------
3/22/93                    10000         10000         10000
                           10012         10327         10056
                           10424         10676         10104
                           10509         10826         10153
                            9981         10232         10251
                           10165         10348         10306
                           10189         10416         10404
12/31/94                   10124         10267         10425
                           10869         10992         10543
                           11059         11257         10620
                           11324         11581         10669
                           11983         12059         10689
                           11644         11914         10843
                           11721         12005         10912
                           12036         12280         10989
12/31/96                   12359         12593         11045
                           12290         12563         11142
                           12703         12996         11163
                           13067         13387         11226
                           13439         13750         11233
                           13587         13909         11295
                           13781         14121         11351
8/31/98                    14021         14375         11365

--------------------------------------------------------------------------------
Kemper Ohio Tax-Free Income Fund Class B
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 5/31/94 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         Ohio Tax-      Lehman
                           Free        Brothers
                          Income       Municipal     Consumer
  Measurement Period    Fund Class       Bond          Price
(Fiscal Year Covered)       B(1)        Index+        Index++
-------------------------------------------------------------
5/31/94                  10000.00     10000.00      10000.00
                         10091.50      9942.00      10034.00
                          9974.10     10007.00      10129.00
                          9881.10      9864.00      10149.00
                         10582.70     10561.00      10264.00
                         10945.60     10816.00      10339.00
                         10937.50     11126.00      10386.00
                         11609.70     11586.00      10407.00
                         11248.10     11446.00      10556.00
                         11216.40     11534.00      10624.00
                         11506.30     11798.00      10698.00
12/31/96                 11873.70     12099.00      10753.00
                         11857.60     12070.00      10847.00
                         12204.20     12486.00      10868.00
                         12467.00     12862.00      10929.00
12/31/97                 12795.80     13211.00      10936.00
                         12935.70     13363.00      10997.00
                         13093.30     13567.00      11051.00
8/31/98                  13090.70     13811.00      11064.00

--------------------------------------------------------------------------------
Kemper Ohio Tax-Free Income Fund Class C
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 5/31/94 to 8/31/98
--------------------------------------------------------------------------------

                          Kemper
                         Ohio Tax-      Lehman
                           Free        Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond           Price
(Fiscal Year Covered)       C(1)        Index+         Index++
--------------------------------------------------------------
5/31/94                    10000         10000         10000
                            9933          9942         10034
                            9952         10007         10129
                            9880          9864         10149
                           10593         10561         10264
                           10758         10816         10339
                           10993         11126         10386
                           11608         11586         10407
                           11255         11446         10556
                           11305         11534         10624
                           11585         11798         10698
12/31/96                   11874         12099         10753
                           11786         12070         10847
                           12156         12486         10868
                           12479         12862         10929
12/31/97                   12808         13211         10936
                           12923         13363         10997
                           13080         13567         11051
8/31/98                    13291         13811         11064

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate so that shares when redeemed may be worth more or less than original cost.

 * Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge is 4%. Class C shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual total return reflects annualized change while total return reflects aggregate change. During the periods noted, securities prices fluctuated.

 (1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares and the contingent deferred sales charge in effect at the end of the period for Class B shares. In comparing the Kemper State Tax-Free Income Funds to the Lehman Brothers Municipal Bond Index, you should note that the funds' performance reflects the maximum sales charges, while no such charges are reflected in the performance of the index.

 + The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last 5 years, and have a maturity of at least 2 years. Bonds subject to Alternative Minimum Tax (AMT), variable rate bonds and zero coupon bonds are excluded from the index. Source is Towers Data Systems.

++ The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. It is generally considered to be a measure of inflation. Source is Towers Data Systems.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
REVENUE BONDS                               48%                     50%
--------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                    35                      35
--------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                     15                       6
--------------------------------------------------------------------------
CASH AND EQUIVALENTS                         2                       9
--------------------------------------------------------------------------
                                           100%                    100%


                                       [PIE CHART]             [PIE CHART]
QUALITY                                 ON 8/31/98              ON 8/31/97


--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
AAA                                         64%                     66%
--------------------------------------------------------------------------
AA                                          11                      11
--------------------------------------------------------------------------
A                                            3                       3
--------------------------------------------------------------------------
BBB                                          8                      10
--------------------------------------------------------------------------
BB                                           3                       3
--------------------------------------------------------------------------
NOT RATED                                   11                       7
--------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]             [PIE CHART]
YEARS TO MATURITY                       ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
1-10 YEARS                                  26%                     16%
--------------------------------------------------------------------------
11-20 YEARS                                 52                      54
--------------------------------------------------------------------------
+21 YEARS                                   22                      30
--------------------------------------------------------------------------
                                           100%                    100%

                                     [PIE CHART]               [PIE CHART]
AVERAGE MATURITY                      ON 8/31/98                ON 8/31/97

--------------------------------------------------------------------------
                                      ON 8/31/98                ON 8/31/97
--------------------------------------------------------------------------
                                      13.9 years                15.5 years
-----------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF Investments

OHIO TAX-FREE INCOME FUND

Portfolio of Investments at August 31, 1998
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                     ISSUER                                                     PRINCIPAL
                                                                                   AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------
                     Clermont County, Sewer Systems, Rev., 7.20%, to be called
                       12-1-00 @ 102                                               $1,000   $ 1,093
                     ----------------------------------------------------------------------------------
                     Northeast Ohio Regional Sewer District, Wastewater
                       Improvement, Rev., 6.50%, to be called 11-15-01 @ 101          300       327
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 6.35%, to be
                       called 12-12-01 @ 102                                          150       165
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Rev., 7.25%, to be
                       called 10-12-02 @ 102                                          225       258
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00%, to be
                       called 11-15-04 @ 102                                          600       708
                     ----------------------------------------------------------------------------------
                     Lakeview Local School District, Gen. Oblg., 6.90%, to be
                       called 12-12-04 @ 102                                          700       824
                     ----------------------------------------------------------------------------------
                     Olmstead Falls City School District, Gen. Oblg., 6.85%, to
                       be called 12-15-04 @ 102                                       250       293
                     ----------------------------------------------------------------------------------
                     Cuyahoga County, Merida Health System, Rev., 6.25%, to be
                       called 8-15-05 @ 102                                           950     1,090
                     ----------------------------------------------------------------------------------
                     Batavia Local School District, Gen. Oblg., 7.00%, to be
                       called 12-1-05 @ 102                                           500       600
                     ----------------------------------------------------------------------------------
                     Ohio Housing Finance Agency, Single Family Mortgage, Rev.,
                       zero coupon, to be called 1-15-13 @ 82                       1,000       416
                     ----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--13.2%                                5,774
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------
                     Building Auth.:
                       Administrative Building Funds Proj., Rev., 6.30%, 2011         140       152
                       Adult Correctional Building Fund Proj., Rev., 6.125%, 2012     310       339
                       James A. Rhodes State Office Tower, Rev., 6.25%, 2011          215       229
                       Juvenile Correctional Building Proj., Rev., 6.60%, 2014        200       228
                     ----------------------------------------------------------------------------------
                     Higher Education Facility:
                       Dayton University, Rev., 6.60%, 2017                           430       486
                       Dominican College, Rev., 6.625%, 2014                          600       664
                       Rev., 6.00% and 6.125%, 2011 and 2016                          640       690
                     ----------------------------------------------------------------------------------
                     Housing Finance Agency:
                       Rev., 5.85% and 6.10%, 2016 and 2028                           750       791
                       Single Family Mortgage, Rev., 7.85%, 2021                      225       238
                     ----------------------------------------------------------------------------------
                     State Turnpike, Rev., 6.00%, 2007                              1,000     1,127
                     ----------------------------------------------------------------------------------
                     Water Development Auth.:
                       Pollution Control, Rev., 6.00% and 6.10%, 2006 and 2020      1,550     1,668
                       Solid Waste Disposal, Rev., 5.875%, 2020                       750       767
                     ----------------------------------------------------------------------------------
                     Akron, Sewer System., Rev., 5.90%, 2011                          385       427
                     ----------------------------------------------------------------------------------
                     Athens, Gen. Oblg., 6.25%, 2011                                  500       539
                     ----------------------------------------------------------------------------------
                     Avon Local School District, Gen. Oblg., 6.50%, 2015              940     1,138
                     ----------------------------------------------------------------------------------
                     Beavercreek Local School District, Gen. Oblg., 6.60%, 2015       500       615
                     ----------------------------------------------------------------------------------
                     Big Walnut Local School District, Gen. Oblg., zero coupon,
                       2012                                                           420       218
                     ----------------------------------------------------------------------------------
                     City of Springdale, Hospital Facilities First Mortgage,
                       Southwestern Ohio Seniors Services, Rev., 6.00%, 2018          750       785
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00%, 2017        750       828
                     ----------------------------------------------------------------------------------
                     Cleveland, Waterworks Improvement, First Mortgage, Rev.,
                       6.25%, 2015                                                    640       695
                     ----------------------------------------------------------------------------------
                     Columbus Municipal Airport Auth., Rev., 6.00%, 2014              250       270
                     ----------------------------------------------------------------------------------
                     Crawford County, Gen. Oblg., 6.75%, 2019                         700       806
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------
                     ISSUER                                                     PRINCIPAL
                                                                                   AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
                     Cuyahoga County:
                       Gen. Oblg., 5.65%, 2018                                     $  500   $   554
                       Multi-Family Housing, Rev., 6.50%, 2020                      1,000     1,088
                       Sewer System, Rev., 6.00%, 2007                                500       518
                     ----------------------------------------------------------------------------------
                     Dublin City School District, Gen. Oblg., zero coupon, 2010
                       and 2011                                                     1,595       876
                     ----------------------------------------------------------------------------------
                     Edon Township Local School District, Gen. Oblg., 6.00%, 2019     475       549
                     ----------------------------------------------------------------------------------
                     Fayette County, Gen. Oblg., 5.90%, 2013                          160       172
                     ----------------------------------------------------------------------------------
                     Finneytown Local School District, Gen. Oblg., 6.20%, 2017        320       376
                     ----------------------------------------------------------------------------------
                     Franklin County Local School District, Gen. Oblg., 6.50%,
                       2013                                                           500       601
                     ----------------------------------------------------------------------------------
                     Gateway Economic Development Corp., Rev., 7.50%, 2005          1,000     1,101
                     ----------------------------------------------------------------------------------
                     Green Springs, St. Francis Healthcare, Rev., 7.00%, 2014         400       399
                     ----------------------------------------------------------------------------------
                     Highland Heights, Gen. Oblg., 6.15%, 2012                        145       157
                     ----------------------------------------------------------------------------------
                     Hillard School District, Gen. Oblg., 6.00%, 2006                 500       564
                     ----------------------------------------------------------------------------------
                     Kent State University, Rev., 5.00%, 2023                         510       507
                     ----------------------------------------------------------------------------------
                     Lakota, Gen. Oblg., 7.00%, 2008                                  500       611
                     ----------------------------------------------------------------------------------
                     Liberty Benton Local School District, Gen. Oblg., zero
                       coupon, 2011 through 2016                                    1,360       649
                     ----------------------------------------------------------------------------------
                     Lucas County, Public Improvement Water Utility, Rev., 6.05%
                       and 6.50%, 2013 and 2016                                       380       435
                     ----------------------------------------------------------------------------------
                     Marion County, United Church Homes Proj., Rev., 6.30% and
                       6.375%, 2015 and 2010                                          700       745
                     ----------------------------------------------------------------------------------
                     Medina Local School District, Gen. Oblg., zero coupon, 2010    1,045       596
                     ----------------------------------------------------------------------------------
                     Napoleon, Health Care Facility, Lutheran Orphans' and Old
                       Folks' Home Society, Rev., 6.875%, 2023                        465       516
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 5.85%, 2007         400       441
                     ----------------------------------------------------------------------------------
                     Sandusky County, Gen. Oblg., 6.20%, 2013                         500       561
                     ----------------------------------------------------------------------------------
                     South Euclid-Lyndhurst City School District, Gen. Oblg.,
                       6.40%, 2018                                                    535       616
                     ----------------------------------------------------------------------------------
                     Springboro Community City School District, School
                       Improvement, Gen. Oblg., 6.00%, 2011                           500       575
                     ----------------------------------------------------------------------------------
                     Strongsville, Gen. Oblg., 6.70%, 2011                            500       587
                     ----------------------------------------------------------------------------------
                     Toledo, Gen. Oblg., 6.10% and 6.35%, 2014 and 2025             1,250     1,404
                     ----------------------------------------------------------------------------------
                     Trumbull County Sewer Improvement, Gen. Oblg., 6.20%, 2014       500       561
                     ----------------------------------------------------------------------------------
                     Tuscarawas Valley Local School District, Gen. Oblg., 6.60%,
                       2015                                                           365       422
                     ----------------------------------------------------------------------------------
                     University of Cincinnati, Rev., 5.50%, 2013                      620       673
                     ----------------------------------------------------------------------------------
                     Wayne Local School District, Gen Oblg., 6.45% and 6.60%,
                       2011 and 2016                                                  355       429
                     ----------------------------------------------------------------------------------
                     West Lake Local School District, Gen. Oblg., 6.15%, 2005         500       564
                     ----------------------------------------------------------------------------------
                     Willoughby Industrial Development, Rev., 6.875%, 2016            575       644
                     ----------------------------------------------------------------------------------
                     Wooster City School District, Gen. Oblg., zero coupon, 2013      930       448
                     ----------------------------------------------------------------------------------
                     Youngstown, Gen. Oblg., 6.125%, 2014                             110       123
                     ----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                       Rev., 6.50%, 2018                                              750       820
                       Highway and Transportation Auth., Rev., 6.25%, 2016            750       887
                       Industrial, Tourist, Educational, Medical, Environmental
                         Control Facilities, Rev., 5.00%, 2015                        685       695
                       Municipal Financing Agency, Rev., 6.00%, 2014                  250       275
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                       2026                                                           360       392
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------
                     ISSUER                                                    PRINCIPAL
                                                                                  AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------
                     Virgin Islands:
                       Public Finance Auth., Rev., 6.00%, 2022                     $  840     $ 878
                       Water and Power Auth., Electric System, Rev., 5.30%, 2018      500       505
                     ----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--84.9%                                37,214
                     ----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--98.1%
                     (Cost: $39,574)                                                         42,988
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
MONEY MARKET         Yield--3.45% to 3.85%
INSTRUMENTS          Due--September 1998
--.6%                (Cost: $300)                                                     300       300
                     ----------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.7%
                     (Cost: $39,874)                                                         43,288
                     ----------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.3%                              553
                     ----------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $43,841
                     ----------------------------------------------------------------------------------

 NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $39,874,000 for federal income tax purposes at August 31, 1998, the gross unrealized and net appreciation on investments was $3,414,000.

See accompanying Notes to Financial Statements.

PERFORMANCE UPDATE

KEMPER TEXAS TAX-FREE INCOME FUND

 AVERAGE ANNUAL TOTAL RETURNS*

 FOR PERIODS ENDED AUGUST 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                               1-YEAR   5-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------
    KEMPER TEXAS TAX-FREE INCOME FUND CLASS A   3.77%    5.89%       7.78%       (since 11/1/91)
 ......................................................................................................
    KEMPER TEXAS TAX-FREE INCOME FUND CLASS B   4.67      n/a        6.73        (since 5/31/94)
 ......................................................................................................
    KEMPER TEXAS TAX-FREE INCOME FUND CLASS C   7.79      n/a        7.16        (since 5/31/94)
 ......................................................................................................

[LINE GRAPH]
--------------------------------------------------------------------------------
Kemper Texas Tax-Free Income Fund Class A
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 11/1/91 to 8/31/98
---------------------------------------------------------------------------------------------------
                          Kemper
                        Texas Tax-      Lehman
                           Free        Brothers
                          Income       Municipal     Consumer
  Measurement Period    Fund Class       Bond          Price
(Fiscal Year Covered)       A(1)        Index+        Index++
11/1/91                    10000         10000         10000
                            9785         10243         10036
                            9843         10273         10138
                           10295         10663         10204
                           10546         10947         10284
                           10752         11146         10328
                           11192         11560         10451
                           11669         11938         10509
                           12118         12342         10560
                           12271         12515         10611
                           11714         11828         10713
                           11911         11962         10771
                           11945         12041         10873
12/31/94                   11952         11868         10895
                           12757         12707         11019
                           13032         13013         11099
                           13345         13387         11150
                           14158         13940         11172
                           13797         13772         11332
                           13912         13878         11405
                           14345         14196         11485
                           14702         14557         11543
                           14632         14522         11645
                           15125         15023         11667
                           15546         15476         11732
12/31/97                   16000         15895         11739
                           16157         16079         11805
                           16392         16323         11863
8/31/98                    16692         16617         11878

[LINE GRAPH]
Kemper Texas Tax-Free Income Fund Class B

---------------------------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 11/1/91 to 8/31/98
---------------------------------------------------------------------------------------------------
                          Kemper
                        Texas Tax-      Lehman
                           Free        Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond          Price
(Fiscal Year Covered)       B(1)        Index+        Index++
5/31/94                  10000.00     10000.00      10000.00
                         10031.90      9942.00      10034.00
                          9951.90     10007.00      10129.00
                          9906.20      9864.00      10149.00
                         10537.10     10561.00      10264.00
                         10921.60     10816.00      10339.00
                         10918.90     11126.00      10386.00
                         11614.60     11586.00      10407.00
                         11303.80     11446.00      10556.00
                         11296.50     11534.00      10624.00
                         11624.90     11798.00      10698.00
12/31/96                 11959.70     12099.00      10753.00
                         11948.80     12070.00      10847.00
                         12299.40     12486.00      10868.00
                         12556.50     12862.00      10929.00
12/31/97                 12908.70     13211.00      10936.00
                         13033.00     13363.00      10997.00
                         13196.80     13567.00      11051.00
8/31/98                  13195.20     13811.00      11064.00

[LINE GRAPH]
Kemper Texas Tax-Free Income Fund Class C

---------------------------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 11/1/91 to 8/31/98
---------------------------------------------------------------------------------------------------
                          Kemper
                        Texas Tax-      Lehman
                           Free        Brothers
                          Income       Municipal      Consumer
  Measurement Period    Fund Class       Bond          Price
(Fiscal Year Covered)       C(1)        Index+        Index++
5/31/94                    10000         10000         10000
                            9922          9942         10034
                            9928         10007         10129
                            9913          9864         10149
                           10546         10561         10264
                           10753         10816         10339
                           10989         11126         10386
                           11634         11586         10407
                           11312         11446         10556
                           11381         11534         10624
                           11713         11798         10698
12/31/96                   11981         12099         10753
                           11901         12070         10847
                           12265         12486         10868
                           12594         12862         10929
12/31/97                   12935         13211         10936
                           13035         13363         10997
                           13199         13567         11051
8/31/98                    13424         13811         11064

Past performance is not a guarantee of
future results. Investment returns and
principal values will fluctuate so that
shares when redeemed may be worth more
or less than original cost.

 *Average annual total return and total
  return measure net investment income
  and capital gain or loss from
  portfolio investments over the periods
  specified, assuming reinvestment of
  dividends and, where indicated,
  adjustment for the maximum sales
  charge. The maximum sales charge for
  Class A shares is 4.5%. For Class B
  shares, the maximum contingent
  deferred sales charge is 4%. Class C
  shares have no sales adjustment, but
  redemptions within one year of
  purchase may be subject to a
  contingent deferred sales charge of
  1%. Share classes invest in the same
  underlying portfolio. Average annual
  total return reflects annualized
  change while total return reflects
  aggregate change. During the periods
  noted, the securities prices
  fluctuated.

 (1)Performance includes reinvestment of
    dividends and adjustment for the
    maximum sales charge for Class A
    shares and the contingent deferred
    sales charge in effect at the end of
    the period for Class B shares. In
    comparing the Kemper State Tax-Free
    Income Funds to the Lehman Brothers
    Municipal Bond Index, you should
    note that the funds' performance
    reflects the maximum sales charges,
    while no such charges are reflected
    in the performance of the index.

 +The Lehman Brothers Municipal Bond
  Index includes approximately 15,000
  bonds. To be included in the index a
  municipal bond must meet the following
  criteria: a minimum credit rating of
  BBB, have been issued as a part of an
  issue of at least $50 million, have
  been issued within the last 5 years,
  and have a maturity of at least 2
  years. Bonds subject to Alternative
  Minimum Tax (AMT), variable rate bonds
  and zero coupon bonds are excluded
  from the index. Source is Towers Data
  Systems.

++The Consumer Price Index is a
  statistical measure of change, over
  time, in the prices of goods and
  services in major expenditure groups
  for all urban consumers. It is
  generally considered to be a measure
  of inflation. Source is Towers Data
  Systems.

PORTFOLIO STATISTICS

KEMPER TEXAS TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
REVENUE BONDS                               52%                     58%
--------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                    28                      30
--------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                     16                       8
--------------------------------------------------------------------------
CASH AND EQUIVALENTS                         4                       4
--------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]             [PIE CHART]
QUALITY                                 ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
AAA                                         72%                     71%
--------------------------------------------------------------------------
AA                                           9                       7
--------------------------------------------------------------------------
A                                            6                       8
--------------------------------------------------------------------------
BBB                                         13                      14
--------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]             [PIE CHART]
YEARS TO MATURITY                       ON 8/31/98              ON 8/31/97

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
1-10 YEARS                                  22%                      9%
--------------------------------------------------------------------------
11-20 YEARS                                 62                      61
--------------------------------------------------------------------------
+21 YEARS                                   16                      30
--------------------------------------------------------------------------
                                           100%                    100%

                                       [PIE CHART]             [PIE CHART]
                                        ON 8/31/98              ON 8/31/97

AVERAGE MATURITY

--------------------------------------------------------------------------
                                        ON 8/31/98              ON 8/31/97
--------------------------------------------------------------------------
                                        14.8 years              16.8 years
--------------------------------------------------------------------------

* Portfolio composition and holdings are subject to change.

PORTFOLIO OF INVESTMENTS

TEXAS TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT AUGUST 31, 1998
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                     ISSUER                                                     AMOUNT      VALUE
-------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
 AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------
                     Lockhart Correctional Facilities Financing Corp., Rev.,
                       6.625% to be called 4-1-01 @ 100                            $200    $  214
                     ----------------------------------------------------------------------------
                     Travis County Housing Finance Corp., Gen. Oblg., 6.75%,
                       to be called 9-1-01 @ 100                                     75        81
                     ----------------------------------------------------------------------------
                     Ector County Hospital District, Rev., 7.30%, to be called
                       4-15-02 @ 102                                                450       509
                     ----------------------------------------------------------------------------
                     Socorro Independent School District, Gen. Oblg., 6.625%, to
                       be called 8-15-02 @ 100                                       90        99
                     ----------------------------------------------------------------------------
                     Denton, Utility System Rev., 6.50%, to be called 12-1-04 @
                       100                                                          150       170
                     ----------------------------------------------------------------------------
                     Spring Independent School District, Gen. Oblg., 6.375%, to
                       be called 8-15-05 @ 100                                      400       456
                     ----------------------------------------------------------------------------
                     Dripping Springs, Independent School District, Gen. Oblg.,
                       5.80%, to be called 8-15-07 @ 100                            280       314
                     ----------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--14.2%                              1,843
                     ----------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------
                     Department of Housing and Community Affairs:
                       NHP Foundation, Asmara Proj., Rev., 6.40%, 2027              150       162
                       Single Family Mortgage Rev., 6.00%, 2017                     235       250
                     ----------------------------------------------------------------------------
                     Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012         50        53
                     ----------------------------------------------------------------------------
                     Municipal Power Agency Rev., zero coupon, 2015                 620       269
                     ----------------------------------------------------------------------------
                     Public Financing Auth., Gen. Oblg., 7.00%, 2012                213       229
                     ----------------------------------------------------------------------------
                     State Veterans' Land, Gen. Oblg., 6.40%, 2024                  350       384
                     ----------------------------------------------------------------------------
                     Turnpike Auth., Dallas North Tollway Rev., zero coupon, 2010   250       148
                     ----------------------------------------------------------------------------
                     Abilene Higher Education Facilities Corp., Abilene Christian
                       University Proj., Rev., 6.25%, 2011                          300       324
                     ----------------------------------------------------------------------------
                     Argyle Independent School District, Gen. Oblg., zero coupon,
                       2014                                                         500       230
                     ----------------------------------------------------------------------------
                     Austin:
                       Airport System Rev., 6.20%, 2015                             585       645
                       Utilities System Rev., zero coupon, 2011                     100        54
                     ----------------------------------------------------------------------------
                     Bexar County Housing Finance Dev. Corp., Multi-Family
                       Housing Rev., 6.875%, 2012                                   245       257
                     ----------------------------------------------------------------------------
                     Brazos River Auth., Texas Utilities Electric Company Proj.,
                       Rev., 8.125%, 2020                                           350       374
                     ----------------------------------------------------------------------------
                     Cameron County Housing Finance Corp., Single Family
                       Mortgage, Rev., 6.75%, 2025                                  365       398
                     ----------------------------------------------------------------------------
                     Canadian River Municipal Water Auth., Rev., 5.875%, 2016       250       271
                     ----------------------------------------------------------------------------
                     Circle C, Utility System, District No. 3, Rev., 6.50%, 2009    250       270
                     ----------------------------------------------------------------------------
                     Dallas-Fort Worth International Airport, Rev., 6.00%, 2014     125       133
                     ----------------------------------------------------------------------------
                     Denison Hospital Auth., Texonna Medical Center, Inc. Proj.,
                       Rev., 6.125%, 2027                                           250       266
                     ----------------------------------------------------------------------------
                     El Paso Independent School District, Gen. Oblg., zero
                       coupon, 2011                                                 340       177
                     ----------------------------------------------------------------------------
                     Fort Bend County, Levee Improvement District No. 2, Gen.
                       Oblg., 6.625%, 2008                                          200       213
                     ----------------------------------------------------------------------------
                     Georgetown Higher Education Finance Corp., Southwest
                       University Proj., Rev., 6.30%, 2014                          250       268
                     ----------------------------------------------------------------------------

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------
                     ISSUER                                                   PRINCIPAL
                                                                               AMOUNT       VALUE
-------------------------------------------------------------------------------------------------
                     Harris County:
                       Criminal Justice Center, Gen. Oblg., 7.50%, 2005            $165   $   199
                       Health Facilities Dev. Corp., St. Luke's Episcopal
                         Hospital Proj., Rev., 6.75%, 2021                          120       130
                       Hospital District Mortgage Rev., 7.40%, 2010                  60        73
                       Toll Road Auth., Rev., 5.00%, 2014                           250       254
                     ----------------------------------------------------------------------------
                     Houston:
                       Higher Education Finance Corp., University of St. Thomas
                         Proj., Rev., 7.25%, 2007                                   300       329
                       Independent School District, Gen. Oblg., 6.30%, 2014         500       591
                     ----------------------------------------------------------------------------
                     Keller Independent School District, Gen. Oblg., zero coupon,
                       2010                                                         530       305
                     ----------------------------------------------------------------------------
                     Lower Colorado River Auth., Junior Lien Rev., 5.25%, 2015      150       159
                     ----------------------------------------------------------------------------
                     North Central Health Facilities Dev. Corp.:
                       Health Resources System, Rev., 5.75%, 2011                   250       276
                       Presbyterian Healthcare System, Rev., 6.625%, 2011           100       116
                     ----------------------------------------------------------------------------
                     North Forest Independent School District, Gen. Oblg., 6.00%,
                       2011                                                         300       343
                     ----------------------------------------------------------------------------
                     Red River Auth., Public Service Utilities Company Rev.,
                       6.00%, 2020                                                  150       164
                     ----------------------------------------------------------------------------
                     Spring Independent School District, Gen. Oblg., 6.875%, 2009   300       359
                     ----------------------------------------------------------------------------
                     Texarkana, Wadley Regional Medical Center Rev., 6.00%, 2016    300       343
                     ----------------------------------------------------------------------------
                     Travis County Housing Finance Corp.:
                       Residential Mortgage, Senior Rev., 7.00%, 2011               200       214
                       Single Family Mortgage, Rev., 6.75%, 2014                     75        81
                     ----------------------------------------------------------------------------
                     Trinity River Auth., Denton Creek Wastewater System Rev.,
                       6.45%, 2015                                                  390       436
                     ----------------------------------------------------------------------------
                     United Independent School District, Gen. Oblg., zero coupon,
                       2016                                                         500       206
                     ----------------------------------------------------------------------------
                     Waco Health Facilities Dev. Corp., Hillcrest Baptist Medical
                       Center Proj., Rev., 7.125%, 2014                              90        97
                     ----------------------------------------------------------------------------
                     Waxahachie:
                       Community Dev. Corp. Sales Tax Rev., zero coupon, 2023       565       146
                       Independent School District, Gen. Oblg., zero coupon, 2009   350       213
                     ----------------------------------------------------------------------------
                     Wylie Independent School District, Gen. Oblg., 6.90%, 2012      50        62
                     ----------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Gen. Oblg., 6.25%, 2013                                      150       177
                       Industrial Tourist, Educational, Medical and Environmental
                         Control Facilities Financing Auth., Rev., 5.625%, 2017     250       255
                     ----------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--84.3%                              10,903
                     ----------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.5%
                     (Cost: $11,769)                                                       12,746
                     ----------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%                            198
                     ----------------------------------------------------------------------------
                     NET ASSETS--100%                                                     $12,944
                     ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $11,769,000 for federal income tax purposes at August 31, 1998, gross unrealized and net appreciation on investments was $977,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER STATE TAX-FREE INCOME SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund, and Kemper Texas Tax-Free Income Fund, four of the eight investment portfolios comprising Kemper State Tax-Free Income Series (the Trust), as of August 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of the Kemper State Tax-Free Income Series at August 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          October 16, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

August 31, 1998
(IN THOUSANDS)

                                                              CALIFORNIA   MICHIGAN    OHIO    TEXAS
-----------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (Cost: $944,531,
$4,056, $39,874 and $11,769, respectively)                    $1,015,902    4,319     43,288   12,746
-----------------------------------------------------------------------------------------------------
Cash                                                                   6      111         --       72
-----------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   531       --         81        1
-----------------------------------------------------------------------------------------------------
  Investments sold                                                 3,716       --         35        5
-----------------------------------------------------------------------------------------------------
  Interest                                                        13,513       65        612      147
-----------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               1,033,668    4,495     44,016   12,971
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-----------------------------------------------------------------------------------------------------

Cash overdraft                                                        --       --         75       --
-----------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                          767        2         32        9
-----------------------------------------------------------------------------------------------------
  Fund shares redeemed                                               442       --         18       --
-----------------------------------------------------------------------------------------------------
  Investments purchased                                            7,351       --         --       --
-----------------------------------------------------------------------------------------------------
  Management fee                                                     461       --         20        6
-----------------------------------------------------------------------------------------------------
  Administrative services fee                                        145       --          8        3
-----------------------------------------------------------------------------------------------------
  Distribution services fee                                           26        1          7        1
-----------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              64        1          9        3
-----------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           140        4          6        5
-----------------------------------------------------------------------------------------------------
    Total liabilities                                              9,396        8        175       27
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,024,272    4,487     43,841   12,944
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-----------------------------------------------------------------------------------------------------

Paid-in capital                                               $  949,700    4,241     40,575   11,915
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                3,201      (17)      (148)      52
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                        71,371      263      3,414      977
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $1,024,272    4,487     43,841   12,944
-----------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-----------------------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding                 $  982,113    2,499     31,731   11,210
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             128,451      239      3,010    1,050
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                                $7.65    10.46      10.54    10.68
-----------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                      $8.01    10.95      11.04    11.18
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                 $   35,466    1,834     11,100    1,382
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               4,633      175      1,053      130
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.66    10.46      10.54    10.67
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                 $    6,693      154      1,010      352
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 881       15         96       33
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.60    10.46      10.54    10.68
-----------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended August 31, 1998
(IN THOUSANDS)

                                                              CALIFORNIA      MICHIGAN      OHIO       TEXAS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest income                                                $56,889          183         2,226        721
------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                 5,352           19           226         70
------------------------------------------------------------------------------------------------------------
  Administrative services fee                                    1,793            9            90         27
------------------------------------------------------------------------------------------------------------
  Distribution services fee                                        259           11            80         13
------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           553            3            35         13
------------------------------------------------------------------------------------------------------------
  Professional fees                                                 27            1             1          1
------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                          128            1             5          2
------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                          47           11            15          8
------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                         8,159           55           452        134
------------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager             --            9            --         --
------------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                          8,159           46           452        134
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           48,730          137         1,774        587
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------

  Net realized gain on sales of investments                     17,249           20           239        142
------------------------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                     (789)          (4)          (20)        (6)
------------------------------------------------------------------------------------------------------------
Net realized gain                                               16,460           16           219        136
------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments            17,885          139         1,308        331
------------------------------------------------------------------------------------------------------------
Net gain on investments                                         34,345          155         1,527        467
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $83,075          292         3,301      1,054
------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 1998 and 1997

(IN THOUSANDS)

                                                               CALIFORNIA                    MICHIGAN
                                                        -------------------------       ------------------
                                                           1998           1997           1998        1997
--------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------
  Net investment income                                 $   48,730         52,100          137         129
--------------------------------------------------------------------------------------------------------------
  Net realized gain                                         16,460         20,425           16          40
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                     17,885         13,073          139          84
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        83,075         85,598          292         253
--------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                  (48,730)       (52,100)        (137)       (129)
--------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                      (16,813)        (5,606)         (53)        (35)
--------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                            (65,543)       (57,706)        (190)       (164)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                                (1,167)       (60,523)       1,294        (284)
--------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     16,365        (32,631)       1,396        (195)
--------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of year                                        1,007,907      1,040,538        3,091       3,286
--------------------------------------------------------------------------------------------------------------
END OF YEAR                                             $1,024,272      1,007,907        4,487       3,091
--------------------------------------------------------------------------------------------------------------
                                                                  OHIO                        TEXAS
                                                        -------------------------       ------------------
                                                           1998           1997           1998        1997
--------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------
  Net investment income                                    $ 1,774          1,740          587         632
--------------------------------------------------------------------------------------------------------------
  Net realized gain                                            219             61          136         158
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                      1,308          1,149          331         254
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations         3,301          2,950        1,054       1,044
--------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                   (1,774)        (1,740)        (587)       (632)
--------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                         (250)          (114)        (147)       (326)
--------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                             (2,024)        (1,854)        (734)       (958)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                                 3,096          1,272          155      (1,212)
--------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      4,373          2,368          475      (1,126)
--------------------------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------------------------
Beginning of year                                           39,468         37,100       12,469      13,595
--------------------------------------------------------------------------------------------------------------
END OF YEAR                                                $43,841         39,468       12,944      12,469
--------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1
     DESCRIPTION OF THE
     FUNDS Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund and Kemper Texas Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper Florida, Kemper New Jersey, Kemper New York and Kemper Pennsylvania Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A
                             shares are sold to investors subject to an initial
                             sales charge. Class B shares are sold without an
                             initial sales charge but are subject to higher
                             ongoing expenses than Class A shares and a
                             contingent deferred sales charge payable upon
                             certain redemptions. Class B shares automatically
                             convert to Class A shares six years after issuance.
                             Class C shares are sold without an initial sales
                             charge but are subject to higher ongoing expenses
                             than Class A shares and a contingent deferred sales
                             charge payable upon certain redemptions within one
                             year of purchase. Class C shares do not convert
                             into another class. Differences in class expenses
                             will result in the payment of different per share
                             income dividends by class. Each share of a Fund has
                             equal rights with respect to voting, dividends and
                             assets, subject to class specific preferences.
--------------------------------------------------------------------------------
2
     SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes premium and original issue discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its

 NOTES TO FINANCIAL STATEMENTS

                             shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and
                             records a daily dividend equal to its net
                             investment income for that day, to holders of
                             shares for which payment has been received. Income
                             dividends are distributed monthly. Net realized
                             capital gains, if any, are distributed at least
                             annually. Dividends are determined in accordance
                             with income tax principles which may treat certain
                             transactions differently from generally accepted
                             accounting principles.
--------------------------------------------------------------------------------
3
     TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. Each Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees incurred for the year ended August 31, 1998 are as follows:

                             California                                    $5,352,000
                             Michigan (after expense waiver)                   16,000
                             Ohio                                             226,000
                             Texas                                             70,000

                             For the year ended August 31, 1998, Scudder Kemper has agreed to waive a portion of its management fee and to absorb certain operating expenses of the Michigan Fund. Under this arrangement, Scudder Kemper waived and absorbed expenses of $9,000 for the year ended August 31, 1998.

                             ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, each Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund has approved new investment management agreements with Scudder Kemper, which are substantially identical to the former investment management agreements, except for the dates of execution and termination. The Board of Trustees of each Fund will seek shareholder approval of the new investment management agreements through a proxy solicitation that is currently scheduled to conclude in mid-December.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the year ended August 31, 1998 are as follows:

                                                   COMMISSIONS              COMMISSIONS
                                                 RETAINED BY KDI      ALLOWED BY KDI TO FIRMS
                                                 ---------------      -----------------------
                             California             $134,000                  793,000
                             Michigan                  1,000                    9,000
                             Ohio                      8,000                   44,000
                             Texas                     2,000                   13,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In

NOTES TO FINANCIAL STATEMENTS

                             addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares for the year ended August 31, 1998 are as follows:

                                                              DISTRIBUTION FEES          COMMISSIONS AND
                                                                  AND CDSC              DISTRIBUTION FEES
                                                               RECEIVED BY KDI        PAID BY KDI TO FIRMS
                                                              -----------------       --------------------
                             California                           $313,000                   418,000
                             Michigan (after expense waiver)        13,000                    37,000
                             Ohio                                  104,000                    99,000
                             Texas                                  19,000                    30,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the year ended August 31, 1998 are as follows:

                                                                     ASF PAID BY            ASF PAID BY
                                                                   THE FUND TO KDI         KDI TO FIRMS
                                                                   ---------------         -------------
                             California                              $1,793,000              1,806,000
                             Michigan (after expense waiver)              4,000                 10,000
                             Ohio                                        90,000                 92,000
                             Texas                                       27,000                 25,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the year ended August 31, 1998, KSvC received shareholder services fees as follows:

                             California                                                       $331,000
                             Michigan                                                            2,000
                             Ohio                                                               23,000
                             Texas                                                               7,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended August 31, 1998, the Funds made no payments to their officers and incurred trustees' fees aggregating $30,000 to independent trustees.

--------------------------------------------------------------------------------
4
     INVESTMENT
     TRANSACTIONS            For the year ended August 31, 1998, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                                                               CALIFORNIA    MICHIGAN     OHIO     TEXAS
                                                               ----------    --------    ------    -----
                             Purchases                          $633,181      2,277      11,385    4,274
                             Proceeds from sales                 602,264      1,036       6,045    3,988

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5
     CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                                YEAR ENDED AUGUST 31,
                                                                       1998                              1997
                                                              -----------------------           -----------------------
                                            CALIFORNIA        SHARES         AMOUNT             SHARES         AMOUNT
                                        -------------------------------------------------------------------------------
                                        SHARES SOLD
                                        -------------------------------------------------------------------------------
                                        Class A                23,569       $ 178,026            14,893       $ 110,663
                                        -------------------------------------------------------------------------------
                                        Class B                 1,683          12,734             1,616          12,006
                                        -------------------------------------------------------------------------------
                                        Class C                11,621          87,312               929           6,969
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        -------------------------------------------------------------------------------
                                        Class A                 5,163          38,989             4,458          33,067
                                        -------------------------------------------------------------------------------
                                        Class B                   138           1,042                84             621
                                        -------------------------------------------------------------------------------
                                        Class C                    19             142                 8              59
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        -------------------------------------------------------------------------------
                                        Class A               (30,796)       (232,622)          (28,797)       (213,817)
                                        -------------------------------------------------------------------------------
                                        Class B                  (567)         (4,288)             (493)         (3,662)
                                        -------------------------------------------------------------------------------
                                        Class C               (10,960)        (82,502)             (853)         (6,429)
                                        -------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        -------------------------------------------------------------------------------
                                        Class A                   200           1,508                22             169
                                        -------------------------------------------------------------------------------
                                        Class B                  (200)         (1,508)              (23)           (169)
                                        -------------------------------------------------------------------------------
                                        NET DECREASE FROM
                                        CAPITAL SHARE TRANSACTIONS          $  (1,167)                        $ (60,523)
                                        -------------------------------------------------------------------------------



                                                                             YEAR ENDED AUGUST 31,
                                                                       1998                          1997
                                                               --------------------           -------------------
                                              MICHIGAN         SHARES       AMOUNT            SHARES       AMOUNT
                                        -------------------------------------------------------------------------
                                        SHARES SOLD
                                        -------------------------------------------------------------------------
                                        Class A                  68         $  703              59         $ 594
                                        -------------------------------------------------------------------------
                                        Class B                  99          1,021              10           103
                                        -------------------------------------------------------------------------
                                        Class C                  10            105              24           232
                                        -------------------------------------------------------------------------
                                        -------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        -------------------------------------------------------------------------
                                        Class A                   7             76               8            80
                                        -------------------------------------------------------------------------
                                        Class B                   5             53               4            40
                                        -------------------------------------------------------------------------
                                        Class C                   1              6               1             7
                                        -------------------------------------------------------------------------
                                        -------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        -------------------------------------------------------------------------
                                        Class A                 (23)          (246)            (96)         (964)
                                        -------------------------------------------------------------------------
                                        Class B                 (34)          (346)            (18)         (184)
                                        -------------------------------------------------------------------------
                                        Class C                  (8)           (78)            (19)         (192)
                                        -------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $1,294                         $(284)
                                        -------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                              YEAR ENDED AUGUST 31,
                                                                       1998                           1997
                                                               --------------------           --------------------
                                                OHIO           SHARES       AMOUNT            SHARES       AMOUNT
                                        --------------------------------------------------------------------------
                                        SHARES SOLD
                                        --------------------------------------------------------------------------
                                        Class A                  319        $3,297              423        $ 4,247
                                        --------------------------------------------------------------------------
                                        Class B                  258         2,688              287          2,896
                                        --------------------------------------------------------------------------
                                        Class C                   59           611               28            280
                                        --------------------------------------------------------------------------
                                        --------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        --------------------------------------------------------------------------
                                        Class A                   99         1,027               95            953
                                        --------------------------------------------------------------------------
                                        Class B                   27           282               23            231
                                        --------------------------------------------------------------------------
                                        Class C                    3            28                1             15
                                        --------------------------------------------------------------------------
                                        --------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        --------------------------------------------------------------------------
                                        Class A                 (337)       (3,501)            (559)        (5,624)
                                        --------------------------------------------------------------------------
                                        Class B                 (127)       (1,297)            (152)        (1,536)
                                        --------------------------------------------------------------------------
                                        Class C                   (4)          (39)             (19)          (190)
                                        --------------------------------------------------------------------------
                                        --------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        --------------------------------------------------------------------------
                                        Class A                   --            --                1             11
                                        --------------------------------------------------------------------------
                                        Class B                   --            --               (1)           (11)
                                        --------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE TRANSACTIONS          $3,096                         $ 1,272
                                        --------------------------------------------------------------------------

                                                                              YEAR ENDED AUGUST 31,
                                                                       1998                           1997
                                                               --------------------           --------------------
                                               TEXAS           SHARES       AMOUNT            SHARES       AMOUNT
                                        --------------------------------------------------------------------------
                                        SHARES SOLD
                                        --------------------------------------------------------------------------
                                        Class A                  127        $1,293               87        $   897
                                        --------------------------------------------------------------------------
                                        Class B                   78           841               56            573
                                        --------------------------------------------------------------------------
                                        Class C                    2            25               15            135
                                        --------------------------------------------------------------------------
                                        --------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        --------------------------------------------------------------------------
                                        Class A                   42           437               59            613
                                        --------------------------------------------------------------------------
                                        Class B                    3            27                2             16
                                        --------------------------------------------------------------------------
                                        Class C                    2            17                1             12
                                        --------------------------------------------------------------------------
                                        --------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        --------------------------------------------------------------------------
                                        Class A                 (194)       (2,005)            (333)        (3,448)
                                        --------------------------------------------------------------------------
                                        Class B                  (43)         (474)              (1)            (9)
                                        --------------------------------------------------------------------------
                                        Class C                   (1)           (6)              (1)            (1)
                                        --------------------------------------------------------------------------
                                        NET INCREASE (DECREASE) FROM
                                        CAPITAL SHARE TRANSACTIONS          $  155                         $(1,212)
                                        --------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ---------------------------------
                                                          CLASS A
                                           ---------------------------------
                                                 YEAR ENDED AUGUST 31,
                                           ---------------------------------
                CALIFORNIA                 1998    1997   1996   1995   1994
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year         $7.52   7.31   7.35   7.22   8.01
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .36    .38    .39    .39    .39
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .26    .25    .04    .17   (.44)
--------------------------------------------------------------------------------
Total from investment operations             .62    .63    .43    .56   (.05)
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .36    .38    .39    .39    .39
--------------------------------------------------------------------------------
  Distribution from net realized gain        .13    .04    .08    .04    .35
--------------------------------------------------------------------------------
Total dividends                              .49    .42    .47    .43    .74
--------------------------------------------------------------------------------
Net asset value, end of year               $7.65   7.52   7.31   7.35   7.22
--------------------------------------------------------------------------------
TOTAL RETURN                                8.56%  8.78   5.92   8.13   (.74)
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Expenses                                     .78%   .79    .78    .74    .74
--------------------------------------------------------------------------------
Net investment income                       4.82%  5.08   5.18   5.53   5.30
--------------------------------------------------------------------------------

                                           -------------------------------------------
                                                             CLASS B
                                           -------------------------------------------
                                                                          MAY 31
                                             YEAR ENDED AUGUST 31,          TO
                                           --------------------------   AUGUST 31,
                                           1998    1997   1996   1995      1994
--------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------
Net asset value, beginning of period       $7.52   7.32   7.35   7.22      7.23
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .30    .32    .32    .33       .08
--------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .27    .24    .05    .17      (.01)
--------------------------------------------------------------------------------------
Total from investment operations             .57    .56    .37    .50       .07
--------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .30    .32    .32    .33       .08
--------------------------------------------------------------------------------------
  Distribution from net realized gain        .13    .04    .08    .04        --
--------------------------------------------------------------------------------------
Total dividends                              .43    .36    .40    .37       .08
--------------------------------------------------------------------------------------
Net asset value, end of period             $7.66   7.52   7.32   7.35      7.22
--------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               7.79%  7.73   5.16   7.17      1.05
--------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------
Expenses                                    1.63%  1.62   1.63   1.60      1.60
--------------------------------------------------------------------------------------
Net investment income                       3.97%  4.25   4.33   4.67      4.48
--------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ---------------------------------------------------
                                                                CLASS C
                                           ---------------------------------------------------
                                                                                  MAY 31
                                                 YEAR ENDED AUGUST 31,              TO
                                           ----------------------------------   AUGUST 31,
                                               1998       1997   1996   1995       1994
                                                                 CLASS C
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------
Net asset value, beginning of period          $7.50       7.31   7.34   7.22       7.23
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .30        .32    .32    .33        .08
----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       .23        .23    .05    .16       (.01)
----------------------------------------------------------------------------------------------
Total from investment operations                .53        .55    .37    .49        .07
----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .30        .32    .32    .33        .08
----------------------------------------------------------------------------------------------
  Distribution from net realized gain           .13        .04    .08    .04         --
----------------------------------------------------------------------------------------------
Total dividends                                 .43        .36    .40    .37        .08
----------------------------------------------------------------------------------------------
Net asset value, end of period                $7.60       7.50   7.31   7.34       7.22
----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  7.21%      7.59   5.15   7.08        .96
----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------
Expenses                                       1.62%      1.60   1.64   1.56       1.56
----------------------------------------------------------------------------------------------
Net investment income                          3.98%      4.27   4.32   4.71       4.76
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED AUGUST 31,
                                              ---------------------------------------------------------------
                                                 1998        1997        1996        1995         1994
-------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)      $1,024,272   1,007,907   1,040,538   1,087,232    1,168,449
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               61%         79         100          69           37
-------------------------------------------------------------------------------------------------------------

NOTE FOR ALL FUNDS: Total return does not reflect the effect of sales charges.

FINANCIAL HIGHLIGHTS

                                           -------------------------------------
                                                          CLASS A
                                           -------------------------------------
                                                                    MARCH 15
                                           YEAR ENDED AUGUST 31,       TO
                                           ---------------------   AUGUST 31,
                 MICHIGAN                   1998    1997    1996      1995
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period       $10.19    9.92   9.76      9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .43     .43    .44       .22
--------------------------------------------------------------------------------
  Net realized and unrealized gain            .45     .38    .16       .26
--------------------------------------------------------------------------------
Total from investment operations              .88     .81    .60       .48
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .43     .43    .44       .22
--------------------------------------------------------------------------------
  Distribution from net realized gain         .18     .11     --        --
--------------------------------------------------------------------------------
Total dividends                               .61     .54    .44       .22
--------------------------------------------------------------------------------
Net asset value, end of period             $10.46   10.19   9.92      9.76
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.91%   8.35   6.19      5.00
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses absorbed by the Fund                 .96%   1.13   1.21       .41
--------------------------------------------------------------------------------
Net investment income                        4.21%   4.31   4.36      4.82
--------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses                                     1.28%   1.29   1.53       .96
--------------------------------------------------------------------------------
Net investment income                        3.89%   4.15   4.04      4.27
--------------------------------------------------------------------------------

                                           -------------------------------------
                                                          CLASS B
                                           -------------------------------------
                                                                    MARCH 15
                                           YEAR ENDED AUGUST 31,       TO
                                           ---------------------   AUGUST 31,
                                            1998    1997    1996      1995
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period       $10.18    9.91   9.77      9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .35     .36    .36       .18
--------------------------------------------------------------------------------
  Net realized and unrealized gain            .46     .38    .14       .27
--------------------------------------------------------------------------------
Total from investment operations              .81     .74    .50       .45
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .35     .36    .36       .18
--------------------------------------------------------------------------------
  Distribution from net realized gain         .18     .11     --        --
--------------------------------------------------------------------------------
Total dividends                               .53     .47    .36       .18
--------------------------------------------------------------------------------
Net asset value, end of period             $10.46   10.18   9.91      9.77
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.16%   7.53   5.19      4.72
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses absorbed by the Fund                1.76%   1.89   1.94      1.21
--------------------------------------------------------------------------------
Net investment income                        3.41%   3.55   3.63      4.02
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                     1.94%   2.05   2.26      1.76
--------------------------------------------------------------------------------
Net investment income                        3.23%   3.39   3.31      3.47
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           -------------------------------------
                                                          CLASS C
                                           -------------------------------------
                                                                    MARCH 15
                                           YEAR ENDED AUGUST 31,       TO
                                           ---------------------   AUGUST 31,
                                            1998    1997    1996      1995
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period       $10.18    9.91   9.76      9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .35     .35    .37       .18
--------------------------------------------------------------------------------
  Net realized and unrealized gain            .45     .38    .15       .26
--------------------------------------------------------------------------------
Total from investment operations              .80     .73    .52       .44
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .35     .35    .37       .18
--------------------------------------------------------------------------------
  Distribution from net realized gain         .17     .11     --        --
--------------------------------------------------------------------------------
Total dividends                               .52     .46    .37       .18
--------------------------------------------------------------------------------
Net asset value, end of period             $10.46   10.18   9.91      9.76
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                8.18%   7.54   5.36      4.63
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses absorbed by the Fund                1.73%   1.78   1.64      1.21
--------------------------------------------------------------------------------
Net investment income                        3.44%   3.66   3.93      4.02
--------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses                                     1.92%   1.94   1.96      1.76
--------------------------------------------------------------------------------
Net investment income                        3.25%   3.50   3.61      3.47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------

                                                                      MARCH 15
                                            YEAR ENDED AUGUST 31,        TO
                                           -----------------------   AUGUST 31,
                                            1998     1997    1996       1995
--------------------------------------------------------------------------------
Net assets at end of period (in thousands) $4,487   3,091    3,286     3,079
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)           30%     69      135       161
--------------------------------------------------------------------------------

NOTE FOR MICHIGAN FUND:

Scudder Kemper agreed to waive the management fee of the Michigan Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996, Scudder Kemper agreed to absorb certain operating expenses of the Fund. The "Other ratios to average net assets" are computed without this expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                           -------------------------------------
                                                           CLASS A
                                           -------------------------------------
                                                    YEAR ENDED AUGUST 31,
                                           -------------------------------------
                  OHIO                      1998    1997    1996   1995   1994
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of year         $10.22    9.93   9.81   9.56   9.98
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .47     .47    .48    .50    .53
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .39     .32    .12    .25   (.41)
--------------------------------------------------------------------------------
Total from investment operations              .86     .79    .60    .75    .12
--------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .47     .47    .48    .50    .53
--------------------------------------------------------------------------------
  Distribution from net realized gain         .07     .03     --     --    .01
--------------------------------------------------------------------------------
Total dividends                               .54     .50    .48    .50    .54
--------------------------------------------------------------------------------
Net asset value, end of year               $10.54   10.22   9.93   9.81   9.56
--------------------------------------------------------------------------------
TOTAL RETURN                                 8.57%   8.17   6.16   8.20   1.23
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Expenses absorbed by the Fund                 .87%    .89    .91    .63    .02
--------------------------------------------------------------------------------
Net investment income                        4.51%   4.69   4.78   5.27   5.44
--------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Expenses                                      .87%    .89    .91    .83    .82
--------------------------------------------------------------------------------
Net investment income                        4.51%   4.69   4.78   5.07   4.64
--------------------------------------------------------------------------------

                                              ----------------------------------
                                                              CLASS B
                                              ----------------------------------
                                                                            MAY 31
                                              YEAR ENDED AUGUST 31,           TO
                                           ----------------------------   AUGUST 31,
                                            1998    1997    1996   1995      1994
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.22    9.93   9.81   9.56      9.54
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .38     .39    .39    .44       .14
------------------------------------------------------------------------------------
  Net realized and unrealized gain            .39     .32    .12    .25       .02
------------------------------------------------------------------------------------
Total from investment operations              .77     .71    .51    .69       .16
------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .38     .39    .39    .44       .14
------------------------------------------------------------------------------------
  Distribution from net realized gain         .07     .03     --     --        --
------------------------------------------------------------------------------------
Total dividends                               .45     .42    .39    .44       .14
------------------------------------------------------------------------------------
Net asset value, end of period             $10.54   10.22   9.93   9.81      9.56
------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.69%   7.29   5.30   7.57      1.55
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses absorbed by the Fund                1.69%   1.70   1.73   1.32       .22
------------------------------------------------------------------------------------
Net investment income                        3.69%   3.88   3.96   4.58      4.72
------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses                                     1.69%   1.70   1.73   1.75      1.72
------------------------------------------------------------------------------------
Net investment income                        3.69%   3.88   3.96   4.15      3.22
------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           ----------------------------------------
                                                              CLASS C
                                           ----------------------------------------
                                                                            MAY 31
                                              YEAR ENDED AUGUST 31,           TO
                                           ----------------------------   AUGUST 31,
                                            1998    1997    1996   1995      1994
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period       $10.22    9.93   9.81   9.56      9.54
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .38     .39    .39    .44       .14
------------------------------------------------------------------------------------
  Net realized and unrealized gain            .39     .32    .12    .25       .02
------------------------------------------------------------------------------------
Total from investment operations              .77     .71    .51    .69       .16
------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .38     .39    .39    .44       .14
------------------------------------------------------------------------------------
  Distribution from net realized gain         .07     .03     --     --        --
------------------------------------------------------------------------------------
Total dividends                               .45     .42    .39    .44       .14
------------------------------------------------------------------------------------
Net asset value, end of period             $10.54   10.22   9.93   9.81      9.56
------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.70%   7.32   5.28   7.56      1.55
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses absorbed by the Fund                1.67%   1.68   1.74   1.27       .21
------------------------------------------------------------------------------------
Net investment income                        3.71%   3.90   3.95   4.63      5.04
------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses                                     1.67%   1.68   1.74   1.69      1.67
------------------------------------------------------------------------------------
Net investment income                        3.71%   3.90   3.95   4.21      3.58
------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------



                                                        YEAR ENDED AUGUST 31,
                                           -----------------------------------------------
                                            1998      1997      1996      1995      1994
------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $43,841   39,468    37,100    31,450    23,769
------------------------------------------------------------------------------------------
Portfolio turnover rate                         15%      52        86        90       103
------------------------------------------------------------------------------------------

NOTE FOR OHIO FUND:

During the fiscal years ended in 1994 and 1995, certain operating expenses were waived and absorbed by Scudder Kemper. The "Other ratios to average net assets" are computed without this expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                                  --------------------------------------
                                                                   CLASS A
                                                  --------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                                  --------------------------------------
                     TEXAS                         1998    1997    1996    1995    1994
----------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of year                $10.42   10.36   10.42   10.14   10.69
----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .49     .51     .51     .54     .56
----------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .38     .32     .21     .36    (.42)
----------------------------------------------------------------------------------------
Total from investment operations                     .87     .83     .72     .90     .14
----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .49     .51     .51     .54     .56
----------------------------------------------------------------------------------------
  Distribution from net realized gain                .12     .26     .27     .08     .13
----------------------------------------------------------------------------------------
Total dividends                                      .61     .77     .78     .62     .69
----------------------------------------------------------------------------------------
Net asset value, end of year                      $10.68   10.42   10.36   10.42   10.14
----------------------------------------------------------------------------------------
TOTAL RETURN                                        8.65%   8.28    7.04    9.28    1.28
----------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
Expenses absorbed by the Fund                        .93%    .92     .92     .70     .36
----------------------------------------------------------------------------------------
Net investment income                               4.68%   4.90    4.88    5.37    5.38
----------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------
Expenses                                             .93%    .92     .92     .89     .90
----------------------------------------------------------------------------------------
Net investment income                               4.68%   4.90    4.88    5.18    4.82
----------------------------------------------------------------------------------------

                                                  --------------------------------------
                                                                  CLASS B
                                                  --------------------------------------
                                                                                     MAY 31
                                                      YEAR ENDED AUGUST 31,            TO
                                                  ------------------------------   AUGUST 31,
                                                   1998    1997    1996    1995       1994
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.42   10.36   10.42   10.15      10.17
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              .41     .42     .42     .45        .12
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)            .37     .32     .21     .35       (.02)
-------------------------------------------------------------------------------------------
Total from investment operations                     .78     .74     .63     .80        .10
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income            .41     .42     .42     .45        .12
-------------------------------------------------------------------------------------------
  Distribution from net realized gain                .12     .26     .27     .08         --
-------------------------------------------------------------------------------------------
Total dividends                                      .53     .68     .69     .53        .12
-------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.67   10.42   10.36   10.42      10.15
-------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                       7.67%   7.41    6.11    8.16        .92
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                       1.75%   1.73    1.79    1.54       1.24
-------------------------------------------------------------------------------------------
Net investment income                               3.86%   4.09    4.01    4.53       4.44
-------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------
Expenses                                            1.75%   1.73    1.79    1.73       1.78
-------------------------------------------------------------------------------------------
Net investment income                               3.86%   4.09    4.01    4.34       3.90
-------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                   -----------------------------------------
                                                                    CLASS C
                                                   -----------------------------------------
                                                                                    MAY 31
                                                 YEAR ENDED AUGUST 31,               TO
                                           ------------------------------------   AUGUST 31,
                                               1998       1997    1996    1995       1994
--------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.42      10.36   10.42   10.15      10.17
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          .41        .42     .42     .46        .12
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .38        .32     .21     .35       (.02)
--------------------------------------------------------------------------------------------
Total from investment operations                 .79        .74     .63     .81        .10
--------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income        .41        .42     .42     .46        .12
--------------------------------------------------------------------------------------------
  Distribution from net realized gain            .12        .26     .27     .08         --
--------------------------------------------------------------------------------------------
Total dividends                                  .53        .68     .69     .54        .12
--------------------------------------------------------------------------------------------
Net asset value, end of period                $10.68      10.42   10.36   10.42      10.15
--------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    7.79%     7.43    6.13    8.27        .88
--------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                   1.72%      1.71    1.76    1.50       1.23
--------------------------------------------------------------------------------------------
Net investment income                           3.89%      4.11    4.04    4.57       3.96
--------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------------------
Expenses                                        1.72%      1.71    1.76    1.69       1.77
--------------------------------------------------------------------------------------------
Net investment income                           3.89%      4.11    4.04    4.38       3.42
--------------------------------------------------------------------------------------------

----------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------


                                                     YEAR ENDED AUGUST 31,
                                              ----------------------------------
                                                  1998        1997     1996     1995     1994
------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)        $12,944      12,469   13,595   14,877   15,409
------------------------------------------------------------------------------------------------
Portfolio turnover rate                              32%         82      112       75       58
------------------------------------------------------------------------------------------------

NOTE FOR TEXAS FUND:

During the fiscal years ended in 1994 and 1995, a portion of the management fee and certain operating expenses were waived and absorbed by Scudder Kemper. The "Other ratios to average net assets" are computed without this expense waiver or absorption.
--------------------------------------------------------------------------------
 TAX INFORMATION
--------------------------------------------------------------------------------
California, Michigan, Ohio and Texas Funds paid distributions of $.04, $.03, $.03 and $.015 per share, respectively, from net long-term capital gains during the year ended August 31, 1998, of which 0%, 0%, 33% and 100% represent 20% rate gains, respectively.

Pursuant to Section 852 of the Internal Revenue Code, the California, Michigan, Ohio and Texas Funds designate $8,472,000, $2,000, $138,000 and $88,000, respectively, as capital gain dividends for the year ended August 31, 1998, of which 100%, 100%, 100% and 83% represent 20% rate gains, respectively.

Of the dividends paid from net investment income by each Fund for the year ended August 31, 1998, 100% are designated as exempt interest dividends for federal income tax purposes. However, a portion of the dividends may be includable in the alternative minimum tax calculation.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

NOTES

TRUSTEES & OFFICERS

TRUSTEES                                OFFICERS
DANIEL PIERCE                           MARK S. CASADY                CHRISTOPHER J. MIER
Chairman and Trustee                    President                     Vice President

DAVID W. BELIN                          PHILIP J. COLLORA             ROBERT C. PECK, JR.
Trustee                                 Vice President and            Vice President
                                        Secretary
LEWIS A. BURNHAM                                                      KATHRYN L. QUIRK
Trustee                                 JOHN R. HEBBLE                Vice President
                                        Treasurer
DONALD L. DUNAWAY                                                     LINDA J. WONDRACK
Trustee                                 ELEANOR R. BRENNAN            Vice President
                                        Vice President
ROBERT B. HOFFMAN                                                     MAUREEN E. KANE
Trustee                                 PHILIP G. CONDON              Assistant Secretary
                                        Vice President
DONALD R. JONES                                                       CAROLINE PEARSON
Trustee                                 JERARD K. HARTMAN             Assistant Secretary
                                        Vice President
SHIRLEY D. PETERSON                                                   ELIZABETH C. WERTH
Trustee                                 THOMAS W. LITTAUER            Assistant Secretary
                                        Vice President
WILLIAM P. SOMMERS                                                    BRENDA LYONS
Trustee                                 ANN M. MCCREARY               Assistant Treasurer
                                        Vice President
EDMOND D. VILLANI
Trustee

 ................................................................................
LEGAL COUNSEL
                           VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
 ................................................................................
SHAREHOLDER
SERVICE AGENT
                           KEMPER SERVICE COMPANY
                           P.O. Box 419557
                           Kansas City, MO 64141
 ................................................................................
CUSTODIAN AND
TRANSFER AGENT
                           INVESTORS FIDUCIARY TRUST COMPANY
                           801 Pennsylvania Avenue
                           Kansas City, MO 64105
 ................................................................................
INDEPENDENT AUDITORS
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, IL 60606
 ................................................................................
PRINCIPAL UNDERWRITER
                           KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

 Printed on recycled paper in the U.S.A.
 This report is not to be distributed
 unless preceded or accompanied by a
 Kemper Tax-Free Income Funds prospectus.
 KSTIS - 2 (10/98) 1057610